                                   [PICTURE]


                                    Semiannual Report January 31, 2002


                   Oppenheimer
                   Main Street(R)
                   Opportunity Fund



                                    [LOGO]
                                    OppenheimerFunds(R)
                                    The Right Way to Invest

REPORT HIGHLIGHTS

            Fund Objective
            Oppenheimer Main Street(R) Opportunity Fund seeks long-term capital appreciation.

    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Managers

 8  Financial Statements

50  Officers and Trustees

 Cumulative Total Returns*

            For the Six-Month Period
            Ended 1/31/02

            Without            With
            Sales Chg.         Sales Chg.
 ----------------------------------------
 Class A    1.43%              -4.40%
 ----------------------------------------
 Class B    1.15               -3.85
 ----------------------------------------
 Class C    1.06                0.06
 ----------------------------------------
 Class N    1.34                0.34
 ----------------------------------------
 Class Y    1.53

 ----------------------------------------

 Average Annual Total Returns*

            For the 1-Year Period
            Ended 1/31/02

            Without            With
            Sales Chg.         Sales Chg.
 ----------------------------------------
 Class A    3.11%              -2.82%
 ----------------------------------------
 Class B    2.33               -2.67
 ----------------------------------------
 Class C    2.24                1.24
 ----------------------------------------
 Class N    7.62                6.62
 ----------------------------------------
 Class Y    3.30

 ----------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[PHOTO]

James C. Swain
Chairman
Oppenheimer Main Streetr)
Opportunity Fund

[PHOTO]

John V. Murphy
President
Oppenheimer Main Streetr)
Opportunity Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

1 |  OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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LETTER TO SHAREHOLDERS

     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

     We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds an integral part of The Right Way to Invest.


     Sincerely,


/s/ James C. Swain            /s/ John V. Murphy
James C. Swain                John V. Murphy
February 22, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

2 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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AN INTERVIEW WITH YOU RFUND`S MANAGERS

How did Oppenheimer Main Street Opportunity Fund perform during the six-month period that ended January 31, 2002?

Portfolio Management Team
Nikolaos Monoyios
Charles Albers

We are very pleased with the Fund's performance. In a challenging market environment, the Fund's Class A shares 1.43% cumulative total return at NAV surpassed that of its benchmark, the Russell 3000 Index,1 which produced a -5.32% cumulative total return for the same period. The Fund also posted higher returns than most of the funds in the Lipper Multi-Cap Core category, ranking 9 out of 404 funds in the category.2 In our view, these results are particularly gratifying considering the Fund is very broadly diversified with positions in close to 1,000 stocks as of January 31, 2002.

To what do you attribute the Fund's strong performance during the six-month period?

We believe that the Fund's strong returns are a direct result of our disciplined investment approach, which uses multifactor, quantitative models to identify the capitalization ranges most likely to produce superior returns as well as the individual stocks within those ranges that are poised for superior performance. During the six-month period ended January 31, 2002, the model that we use to assess the relative performance of different market capitalization ranges continued to suggest that smaller stocks would provide stronger returns than larger ones. As a result, we focused the Fund's investments on small- and micro-cap stocks, while de-emphasizing large- and mega-cap stocks and maintaining a "neutral" posture with respect to mid-cap stocks. This positioning served the Fund well as smaller stocks provided much stronger performance than larger ones during the period.

1. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market.The Russell 3000 Index is unmanaged, includes the reinvestment of income and cannot be purchased directly by investors. Index performance is for illustrative purposes only, and does not predict or depict the performance of the Fund.
2. Oppenheimer Main Street Opportunity Fund's Class A shares placed in the first quartile of its peer group-ranking [9 of 404] funds included in the Lipper Multi-Cap Core category for the six-month period ended January 31, 2002. Lipper rankings are based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions reinvested.

3 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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AN INTERVIEW WITH YOU RFUND`S MANAGERS

Average Annual Total Returns with Sales Charge

For the Periods Ended 12/31/01/3/

Class A           Since
1-Year            Inception
---------------------------
9.47%             0.87%

Class B           Since
1-Year            Inception
---------------------------
10.29%            1.81%

Class C           Since
1-Year            Inception
---------------------------
14.19%            4.86%

Class N           Since
1-Year            Inception
---------------------------
N/A               7.64%

Class Y           Since
1-Year            Inception
---------------------------
16.47%            5.99%

     In addition, the Fund benefited from successful stock selections within each of its capitalization ranges. Although investment styles, such as growth and value, are not primary considerations of our quantitative investment approach, they provide a useful context for discussing the results of our stock selection models. During the reporting period, these models generally assigned higher ratings to value-oriented stocks than to growth-oriented stocks. Despite a strong rally in October and November 2001, value stocks generally continued to post higher returns than growth stocks for the six-month period as a whole. Because the Fund's stock selection strategy generally favored value-oriented stocks, it contributed positively to performance.

How did the events of September 11 affect the Fund?

Although we were, of course, deeply saddened by the attacks, our highly disciplined investment approach helped us avoid emotional investment decisions in favor of objective ones. We remained fully invested during the attacks' aftermath, which positioned the Fund well when the market subsequently rallied. In fact, within just a few weeks, the stock market overall regained the ground lost immediately after the attacks.

     In our view, the ability of our disciplined investment approach to disregard emotions and market noise is one of its greatest benefits. By relying on objective facts, we believe that we can obtain a clearer view of the opportunities ahead, even when market turmoil obscures that view over the near term.

Where did the Fund focus its investments during the reporting period?

Again, while our quantitative models assess individual opportunities one company at a time, an analysis of industry group concentrations provides a useful context for discussing where those opportunities were found. When the period began, our models suggested a number of stocks in businesses that tend to be less vulnerable to economic downturns. As a result, the Fund

3. See Notes on page 7 for further details.

4 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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

devoted a larger percentage of its assets to healthcare, consumer staples and utility stocks than its benchmark, the Russell 3000 Index, and a lower percentage of economically sensitive stocks, such as technology companies. By the end of the period, however, our models' recommendations had moved away from that defensive positioning, resulting in an increase in the Fund's holdings of technology stocks and a reduction in its holdings of healthcare and consumer staples stocks./4/

     Part of this repositioning was recommended by the results of our seasonal model, which suggested that the "January effect" might be particularly strong this year. The January effect describes the tendency of smaller, previously out-of-favor stocks to rally early in the year as a result of heightened investor demand. Indeed, the January effect proved to be substantial in 2002, benefiting the Fund's performance.

How is the Fund currently positioned?

Our market capitalization model continues to favor small- and micro-cap stocks. Accordingly, as of January 31, 2002, 14.1% of the Fund's assets were invested in mega-cap stocks, 12.9% in large-cap stocks, 20.5% in mid-cap stocks, 30.5% in small-cap stocks and 22.0% in micro-cap stocks. The Fund's bottom-up stock selection models have recently assigned higher ratings to more individual stocks in economically sensitive industry groups.

     We remain committed to our disciplined, quantitative style of investing. As always, we remain fully invested and seek to reduce risks and minimize transaction costs by maintaining a broadly diversified portfolio. The consistency of our approach is one of the primary characteristics that makes Oppenheimer Main Street Opportunity Fund part of The Right Way to Invest.

4. The Fund's portfolio and holdings are subject to change.

5 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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AN INTERVIEW WITH YOUR FUND`S MANAGERS
--------------------------------------

Sector Allocation/5/

        [GRAPH]

.. Financial              22.9%
.. Technology             17.2
.. Consumer
  Cyclicals              14.1
  Healthcare             12.3
  Consumer
  Staples                 9.1
.. Capital Goods           6.8
.. Energy                  6.5
.. Communication
  Services                3.3
  Utilities               3.3
.. Basic
  Materials               3.2
.. Transportation          1.3
--------------------------------------

Top Ten Common Stock Holdings/6/
-----------------------------------------------------------
iShares Russell 2000 Index Fund                        4.6%
-----------------------------------------------------------
International Business Machines Corp.                  1.6
-----------------------------------------------------------
Exxon Mobil Corp.                                      1.4
-----------------------------------------------------------
Merck & Co., Inc.                                      0.9
-----------------------------------------------------------
Bank of America Corp.                                  0.7
-----------------------------------------------------------
Oracle Corp.                                           0.6
-----------------------------------------------------------
Verizon Communications, Inc.                           0.6
-----------------------------------------------------------
Minnesota Mining & Manufacturing Co.                   0.6
-----------------------------------------------------------
Home Depot, Inc.                                       0.6
-----------------------------------------------------------
Philip Morris Cos., Inc.                               0.5

5. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on total market value of common stock.
6. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on net assets.


6 | PPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

It is important to remember that the Fund is a new fund with a limited operating history.

Class A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

7 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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

STATEMENT OF INVESTMENTS January 31, 2002/Unaudited

                                                                 Market Value
                                                       Shares      See Note 1
==============================================================================
Common Stocks--97.4%
------------------------------------------------------------------------------
Basic Materials--3.1%
------------------------------------------------------------------------------
Chemicals--1.6%
Agrium, Inc.                                             6,000     $   57,420
-----------------------------------------------------------------------------
Airgas, Inc./1/                                         33,900        589,860
-----------------------------------------------------------------------------
AMCOL International Corp.                               18,000        126,000
-----------------------------------------------------------------------------
Cabot Microelectronics Corp./1/                          8,000        530,240
-----------------------------------------------------------------------------
Goodrich Corp.                                           4,600        127,972
-----------------------------------------------------------------------------
Hercules, Inc.                                          38,900        365,660
-----------------------------------------------------------------------------
IMC Global, Inc.                                        67,800        918,690
-----------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                18,500        556,665
-----------------------------------------------------------------------------
Octel Corp./1/                                          27,900        453,375
-----------------------------------------------------------------------------
OM Group, Inc.                                           7,000        468,300
-----------------------------------------------------------------------------
PolyOne Corp.                                           16,700        167,835
-----------------------------------------------------------------------------
Praxair, Inc.                                           15,000        870,750
-----------------------------------------------------------------------------
Quaker Chemical Corp.                                    3,200         70,400
-----------------------------------------------------------------------------
RPM, Inc.                                               25,500        376,380
-----------------------------------------------------------------------------
Solutia, Inc.                                           65,000        577,850
-----------------------------------------------------------------------------
Symyx Technologies, Inc./1/                             11,100        248,640
-----------------------------------------------------------------------------
Universal Corp.                                         12,300        449,934
-----------------------------------------------------------------------------
Visionics Corp./1/                                      52,900        747,477
                                                                   ----------
                                                                    7,703,448

-----------------------------------------------------------------------------
Gold & Precious Minerals--0.4%
Barrick Gold Corp.                                      29,000        498,510
-----------------------------------------------------------------------------
Meridian Gold, Inc./1/                                  10,000        121,000
-----------------------------------------------------------------------------
Newmont Mining Corp.                                    51,600      1,126,944
                                                                   ----------
                                                                    1,746,454

-----------------------------------------------------------------------------
Metals--0.6%
AK Steel Holding Corp.                                  28,000        385,840
-----------------------------------------------------------------------------
Allegheny Technologies, Inc.                            22,600        364,764
-----------------------------------------------------------------------------
Aviall, Inc./1/                                         45,400        326,880
-----------------------------------------------------------------------------
Barnes Group, Inc.                                       6,000        144,600
-----------------------------------------------------------------------------
Brush Wellman, Inc.                                      4,500         59,850
-----------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                             3,000         75,570
-----------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A/1/          41,000        599,010
-----------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B/1/           1,800         27,990
-----------------------------------------------------------------------------
NS Group, Inc./1/                                        5,700         47,253
-----------------------------------------------------------------------------
Quanex Corp.                                               400         11,720
-----------------------------------------------------------------------------
Walter Industries, Inc.                                 30,000        319,500
-----------------------------------------------------------------------------
Worthington Industries, Inc.                            36,000        532,080
                                                                   ----------
                                                                    2,895,057

                8 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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                                                          Market Value
                                                 Shares     See Note 1
----------------------------------------------------------------------
Paper--0.5%
Boise Cascade Corp.                              25,000     $  890,000
----------------------------------------------------------------------
Chesapeake Corp.                                 10,000        289,200
----------------------------------------------------------------------
Georgia-Pacific Corp.                            17,200        430,000
----------------------------------------------------------------------
Glatfelter                                       13,100        197,286
----------------------------------------------------------------------
Rayonier, Inc.                                    9,200        457,700
----------------------------------------------------------------------
Rock-Tenn Co., Cl. A                             15,000        257,400
                                                            ----------
                                                             2,521,586

----------------------------------------------------------------------
Capital Goods--6.6%
----------------------------------------------------------------------
Aerospace/Defense--0.7%
American Axle & Manufacturing Holdings, Inc./1/   5,000        135,000
----------------------------------------------------------------------
Intermagnetics General Corp.                     19,024        468,561
----------------------------------------------------------------------
Lockheed Martin Corp.                            27,000      1,430,190
----------------------------------------------------------------------
Precision Castparts Corp.                        30,600        858,636
----------------------------------------------------------------------
Rockwell Collins, Inc.                            3,700         82,695
----------------------------------------------------------------------
Teledyne Technologies, Inc./1/                    9,700        150,350
                                                            ----------
                                                             3,125,432

----------------------------------------------------------------------
Electrical Equipment--0.3%
BEI Technologies, Inc.                           10,700        185,645
----------------------------------------------------------------------
EMCOR Group, Inc./1/                              8,800        420,640
----------------------------------------------------------------------
Encore Wire Corp./1/                             30,100        390,397
----------------------------------------------------------------------
Genlyte Group, Inc. (The)/1/                      7,200        222,984
----------------------------------------------------------------------
Manufacturers' Services Ltd./1/                  32,700        161,865
----------------------------------------------------------------------
Rockwell International Corp.                      2,600         50,050
                                                            ----------
                                                             1,431,581

----------------------------------------------------------------------
Industrial Services--2.4%
Advanced Marketing Services, Inc.                 8,500        181,900
----------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A/1/               500          6,790
----------------------------------------------------------------------
CONSOL Energy, Inc.                              16,000        365,600
----------------------------------------------------------------------
Daisytek International Corp./1/                  28,900        413,270
----------------------------------------------------------------------
Digimarc Corp./1/                                 1,300         25,415
----------------------------------------------------------------------
Global Imaging Systems, Inc./1/                  46,300        858,865
----------------------------------------------------------------------
ICT Group, Inc./1/                               24,000        405,120
----------------------------------------------------------------------
Ionics, Inc./1/                                   2,300         77,510
----------------------------------------------------------------------
Kendle International, Inc./1/                    29,100        523,800
----------------------------------------------------------------------
Labor Ready, Inc./1/                             38,400        187,776
----------------------------------------------------------------------
Mail-Well, Inc./1/                                9,500         54,815
----------------------------------------------------------------------
McDermott International, Inc./1/                 73,300        906,721
----------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A/1/        10,200        204,408
----------------------------------------------------------------------
NDCHealth Corp.                                  11,000        349,030
----------------------------------------------------------------------
Peabody Energy Corp.                             14,700        372,645

                 9 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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STATEMENT OF INVESTMENTS Unaudited / Continued

                                                              Market Value
                                                     Shares     See Note 1
--------------------------------------------------------------------------
Industrial Services Continued
Planar Systems, Inc./1/                              10,000    $   184,000
--------------------------------------------------------------------------
Presstek, Inc./1/                                     8,100         56,295
--------------------------------------------------------------------------
Quanta Services, Inc./1/                             43,200        572,400
--------------------------------------------------------------------------
Right Management Consultants, Inc./1/                25,350        526,012
--------------------------------------------------------------------------
SpeedFam-IPEC, Inc./1/                               19,500         80,925
--------------------------------------------------------------------------
Standard Register Co. (The)                           7,000        149,800
--------------------------------------------------------------------------
Sylvan Learning Systems, Inc./1/                     13,000        318,890
--------------------------------------------------------------------------
Teekay Shipping Corp.                                24,900        861,291
--------------------------------------------------------------------------
Tetra Technologies, Inc./1/                          22,400        474,880
--------------------------------------------------------------------------
TRC Cos., Inc./1/                                    13,100        471,600
--------------------------------------------------------------------------
United Stationers, Inc./1/                           19,600        772,632
--------------------------------------------------------------------------
URS Corp./1/                                         20,000        603,600
--------------------------------------------------------------------------
Wackenhut Corrections Corp./1/                       30,300        504,495
--------------------------------------------------------------------------
Waste Management, Inc.                               30,000        864,600
--------------------------------------------------------------------------
Zomax, Inc./1/                                       21,200        157,940
                                                               -----------
                                                                11,533,025

--------------------------------------------------------------------------
Manufacturing--3.2%
AEP Industries, Inc./1/                               4,500        123,390
--------------------------------------------------------------------------
American Woodmark Corp.                              13,500        803,655
--------------------------------------------------------------------------
Ameron International Corp.                            2,200        140,800
--------------------------------------------------------------------------
Astronics Corp.                                       7,400         85,322
--------------------------------------------------------------------------
Benchmark Electronics, Inc./1/                        2,000         50,740
--------------------------------------------------------------------------
Briggs & Stratton Corp.                               3,300        140,745
--------------------------------------------------------------------------
Columbia Sportswear Co./1/                            7,550        232,389
--------------------------------------------------------------------------
CTS Corp.                                            24,800        374,480
--------------------------------------------------------------------------
Cuno, Inc./1/                                         3,700        132,127
--------------------------------------------------------------------------
Eaton Corp.                                          10,000        735,800
--------------------------------------------------------------------------
Entegris, Inc./1/                                    57,000        640,680
--------------------------------------------------------------------------
FSI International, Inc./1/                            6,700         61,640
--------------------------------------------------------------------------
Gencorp, Inc.                                        27,200        309,536
--------------------------------------------------------------------------
Global Power Equipment Group, Inc./1/                69,100        767,010
--------------------------------------------------------------------------
Griffon Corp.                                        39,300        617,796
--------------------------------------------------------------------------
GSI Lumonics, Inc./1/                                 8,100         64,719
--------------------------------------------------------------------------
Harsco Corp.                                          8,300        292,243
--------------------------------------------------------------------------
Ivex Packaging Corp./1/                              24,200        520,542
--------------------------------------------------------------------------
Knight Transportation, Inc./1/                       25,050        588,675
--------------------------------------------------------------------------
Matthews International Corp., Cl. A                   7,300        181,332
--------------------------------------------------------------------------
Maverick Tube Corp./1/                               34,600        397,900
--------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                 25,000      2,770,000
--------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                           900         50,400
--------------------------------------------------------------------------
Oakley, Inc./1/                                      19,200        332,160

                10 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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                                                                  Market Value
                                                     Shares         See Note 1
------------------------------------------------------------------------------
Manufacturing Continued
Owens-Illinois, Inc./1/                              90,800        $ 1,165,872
------------------------------------------------------------------------------
Photon Dynamics, Inc./1/                              9,200            369,288
------------------------------------------------------------------------------
Quidel Corp./1/                                      30,000            228,000
------------------------------------------------------------------------------
Ryder Systems, Inc.                                  17,500            437,150
------------------------------------------------------------------------------
Sealed Air Corp. (New)/1/                            15,000            622,800
------------------------------------------------------------------------------
Silgan Holdings, Inc./1/                             10,600            281,430
------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc./1/                    3,100            163,308
------------------------------------------------------------------------------
Textron, Inc.                                         2,000             91,660
------------------------------------------------------------------------------
United Defense Industries, Inc./1/                   31,700            792,500
------------------------------------------------------------------------------
Wabtec Corp.                                          4,700             64,625
------------------------------------------------------------------------------
Woodward Governor Co.                                 9,400            512,582
                                                                   -----------
                                                                    15,143,296

------------------------------------------------------------------------------
Communication Services--3.2%
------------------------------------------------------------------------------
Telecommunications: Long Distance--1.9%
AT&T Corp.                                          120,000         2,124,000
------------------------------------------------------------------------------
BroadWing, Inc./1/                                   30,000           239,700
------------------------------------------------------------------------------
C&D Technologies, Inc.                               27,400           572,660
------------------------------------------------------------------------------
Copper Mountain Networks, Inc./1/                    69,100            91,903
------------------------------------------------------------------------------
ECI Telecommunications Ltd./1/                       22,200           107,670
------------------------------------------------------------------------------
General Cable Corp.                                  63,200           853,200
------------------------------------------------------------------------------
General Communication, Inc., Cl. A/1/                54,700           472,061
------------------------------------------------------------------------------
IDT Corp.                                             6,400           117,888
------------------------------------------------------------------------------
Infonet Services Corp., Cl. B/1/                     54,600           117,936
------------------------------------------------------------------------------
InterVoice-Brite, Inc./1/                            40,300           386,074
------------------------------------------------------------------------------
Lightbridge, Inc./1/                                 24,200           283,382
------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                          800            13,664
------------------------------------------------------------------------------
Somera Communications, Inc./1/                       37,000           321,900
------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                             25,000           442,500
------------------------------------------------------------------------------
SymmetriCom, Inc./1/                                 14,500           111,650
------------------------------------------------------------------------------
Verizon Communications, Inc.                         60,000         2,781,000
                                                                   ---------
                                                                    9,037,188

------------------------------------------------------------------------------
Telephone Utilities--0.4%
BellSouth Corp.                                      35,000         1,400,000
------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc./1/          16,400           654,196
                                                                   -----------
                                                                    2,054,196

------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Amdocs Ltd./1/                                       21,600           783,000
------------------------------------------------------------------------------
AT&T Wireless Services, Inc./1/                     150,000         1,725,000
------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A/1/                 6,900            43,125
------------------------------------------------------------------------------
Metro One Telecommunication, Inc./1/                 18,800           459,660

                11 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
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

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Telecommunications: Wireless Continued
Optical Communication Products, Inc./1/                45,200       $   134,696
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group)/1/                            30,000           491,400
--------------------------------------------------------------------------------
UbiquiTel, Inc./1/                                    100,000           413,000
                                                                    ------------
                                                                      4,049,881

--------------------------------------------------------------------------------
Consumer Cyclicals--13.8%
--------------------------------------------------------------------------------
Autos & Housing--3.5%
Advance Auto Parts, Inc./1/                             7,061           330,808
--------------------------------------------------------------------------------
Aftermarket Technology Corp./1/                        36,500           659,555
--------------------------------------------------------------------------------
Beazer Homes USA, Inc./1/                               5,000           400,500
--------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                            8,200           454,280
--------------------------------------------------------------------------------
Building Materials Holding Corp./1/                    20,000           281,800
--------------------------------------------------------------------------------
Centex Corp.                                           11,000           654,280
--------------------------------------------------------------------------------
Crossmann Communities, Inc.                             8,300           366,196
--------------------------------------------------------------------------------
Dal-Tile International, Inc./1/                        16,600           382,962
--------------------------------------------------------------------------------
Direct Focus, Inc./1/                                  21,575           770,443
--------------------------------------------------------------------------------
Dura Automotive Systems, Inc./1/                        8,700           103,095
--------------------------------------------------------------------------------
Elcor Corp.                                            10,700           241,820
--------------------------------------------------------------------------------
Florida Rock Industries, Inc.                          15,150           555,550
--------------------------------------------------------------------------------
Fortune Brands, Inc.                                    5,000           203,650
--------------------------------------------------------------------------------
Group 1 Automotive, Inc./1/                            11,000           316,250
--------------------------------------------------------------------------------
Harman International Industries, Inc.                  13,700           646,914
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A/1/                  16,200           344,088
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                    15,000           456,600
--------------------------------------------------------------------------------
KB Home                                                 9,700           417,682
--------------------------------------------------------------------------------
Kennametal, Inc.                                       11,000           418,330
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                  19,800           794,574
--------------------------------------------------------------------------------
M/I Schottenstein Homes, Inc.                           1,100            63,250
--------------------------------------------------------------------------------
Maytag Corp.                                           17,000           541,960
--------------------------------------------------------------------------------
Meritage Corp./1/                                       5,700           326,895
--------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                             33,900           557,655
--------------------------------------------------------------------------------
Polaris Industries, Inc.                               10,000           569,000
--------------------------------------------------------------------------------
Recoton Corp./1/                                       25,000           292,250
--------------------------------------------------------------------------------
Rollins, Inc.                                           3,600            72,216
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                5,000           391,550
--------------------------------------------------------------------------------
Salton, Inc./1/                                         7,800           163,800
--------------------------------------------------------------------------------
Schuler Homes, Inc./1/                                 15,000           336,300
--------------------------------------------------------------------------------
Sonic Automotive, Inc./1/                              19,000           541,500
--------------------------------------------------------------------------------
St. Joe Co. (The)                                       2,600            75,010
--------------------------------------------------------------------------------
Standard Pacific Corp.                                 17,600           464,112
--------------------------------------------------------------------------------
Stratus Properties, Inc./1/                             7,500            61,589
--------------------------------------------------------------------------------
Superior Industries International, Inc.                 7,400           286,972

                12 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                                 Market Value
                                                  Shares           See Note 1
-----------------------------------------------------------------------------
Autos & Housing Continued
Toll Brothers, Inc./1/                             7,300          $   332,880
-----------------------------------------------------------------------------
Toro Co. (The)                                     4,500              220,275
-----------------------------------------------------------------------------
Tower Automotive, Inc./1/                         85,500              795,150
-----------------------------------------------------------------------------
United Auto Group, Inc./1/                         3,800               96,406
-----------------------------------------------------------------------------
Universal Forest Products, Inc.                   22,400              489,216
-----------------------------------------------------------------------------
Watsco, Inc.                                       7,700              103,950
-----------------------------------------------------------------------------
Whirlpool Corp.                                    1,500              109,050
-----------------------------------------------------------------------------
Winnebago Industries, Inc.                         5,000              207,250
-----------------------------------------------------------------------------
York International Corp.                          17,000              646,340
                                                                  -----------
                                                                   16,543,953

-----------------------------------------------------------------------------
Consumer Services--1.4%
aaiPharma, Inc./1/                                 3,900              113,880
-----------------------------------------------------------------------------
Arbitron, Inc./1/                                 26,300              828,187
-----------------------------------------------------------------------------
Boron, LePore & Associates, Inc./1/               15,000              172,650
-----------------------------------------------------------------------------
Cornell Corrections, Inc./1/                      10,000              178,000
-----------------------------------------------------------------------------
FTI Consulting, Inc./1/                           26,850              803,889
-----------------------------------------------------------------------------
H&R Block, Inc.                                   26,200            1,212,012
-----------------------------------------------------------------------------
IMS Health, Inc.                                  31,700              632,415
-----------------------------------------------------------------------------
infoUSA, Inc./1/                                  19,400              150,544
-----------------------------------------------------------------------------
Midas, Inc.                                        6,400               73,600
-----------------------------------------------------------------------------
ProBusiness Services, Inc./1/                      1,500               26,775
-----------------------------------------------------------------------------
Rent-A-Center, Inc./1/                             3,600              135,432
-----------------------------------------------------------------------------
Rightchoice Managed Care, Inc./1/                 10,300              766,629
-----------------------------------------------------------------------------
Steiner Leisure Ltd./1/                           13,600              271,592
-----------------------------------------------------------------------------
Stewart Enterprises, Inc./1/                      28,500              172,140
-----------------------------------------------------------------------------
Travelocity.com, Inc./1/                          33,000              848,760
                                                                  -----------
                                                                    6,386,505

-----------------------------------------------------------------------------
Leisure & Entertainment--2.6%
Action Performance Cos., Inc./1/                  16,300              654,445
-----------------------------------------------------------------------------
Activision, Inc./1/                               15,850              416,538
-----------------------------------------------------------------------------
Alliance Gaming Corp./1/                          37,600            1,288,928
-----------------------------------------------------------------------------
Ameristar Casinos, Inc./1/                        28,200              826,260
-----------------------------------------------------------------------------
Arctic Cat, Inc.                                  25,300              454,135
-----------------------------------------------------------------------------
Argosy Gaming Co./1/                               9,700              358,706
-----------------------------------------------------------------------------
Boyd Gaming Corp./1/                              21,500              176,945
-----------------------------------------------------------------------------
Callaway Golf Co.                                 10,000              170,000
-----------------------------------------------------------------------------
Choice Hotels International, Inc./1/               9,500              206,150
-----------------------------------------------------------------------------
Extended Stay America, Inc./1/                    29,100              469,965
-----------------------------------------------------------------------------
GTech Holdings Corp./1/                           14,600              743,286
-----------------------------------------------------------------------------
Harley-Davidson, Inc.                             20,000            1,140,000

                13 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                Market Value
                                                 Shares           See Note 1
----------------------------------------------------------------------------
Leisure & Entertainment Continued
Harrah's Entertainment, Inc./1/                  17,000          $   648,890
----------------------------------------------------------------------------
Hasbro, Inc.                                     58,400              963,600
----------------------------------------------------------------------------
Hilton Hotels Corp.                              50,000              600,000
----------------------------------------------------------------------------
Mandalay Resort Group/1/                         39,700            1,073,885
----------------------------------------------------------------------------
Marriott International, Inc., Cl. A               4,500              183,510
----------------------------------------------------------------------------
MTR Gaming Group, Inc./1/                        30,200              499,810
----------------------------------------------------------------------------
Penn National Gaming, Inc./1/                     3,000               97,140
----------------------------------------------------------------------------
Prime Hospitality Corp./1/                        6,600               71,610
----------------------------------------------------------------------------
Shuffle Master, Inc./1/                          40,000              730,000
----------------------------------------------------------------------------
Spherion Corp./1/                                32,900              332,290
----------------------------------------------------------------------------
West Marine, Inc./1/                             17,200              304,956
                                                                 -----------
                                                                  12,411,049

----------------------------------------------------------------------------
Media--0.3%
Banta Corp.                                       5,300              168,328
----------------------------------------------------------------------------
Deluxe Corp.                                     14,100              648,741
----------------------------------------------------------------------------
Entravision Communications Corp./1/              12,500              138,125
----------------------------------------------------------------------------
Harland (John H.) Co.                             1,300               31,785
----------------------------------------------------------------------------
Journal Register Co./1/                           2,100               41,916
----------------------------------------------------------------------------
Kadant, Inc./1/                                   5,000               70,750
----------------------------------------------------------------------------
NetRatings, Inc./1/                               7,000              105,420
                                                                 -----------
                                                                   1,205,065

----------------------------------------------------------------------------
Retail: General--0.9%
A.C. Moore Arts & Crafts, Inc./1/                 8,400              229,992
----------------------------------------------------------------------------
Federated Department Stores, Inc./1/             18,000              749,160
----------------------------------------------------------------------------
Foot Locker, Inc./1/                              3,700               57,350
----------------------------------------------------------------------------
Penney (J.C.) Co., Inc. (Holding Co.)            41,900            1,042,053
----------------------------------------------------------------------------
Saks, Inc./1/                                    63,100              636,048
----------------------------------------------------------------------------
Sears Roebuck & Co.                              28,000            1,479,520
----------------------------------------------------------------------------
Tuesday Morning Corp./1/                         12,900              232,071
                                                                 -----------
                                                                   4,426,194

----------------------------------------------------------------------------
Retail: Specialty--4.4%
1-800 CONTACTS, Inc./1/                          11,900              141,729
----------------------------------------------------------------------------
American Eagle Outfitters, Inc./1/                4,500              114,480
----------------------------------------------------------------------------
American Greetings Corp., Cl. A                  30,900              385,014
----------------------------------------------------------------------------
BJ's Wholesale Club, Inc./1/                      4,000              190,200
----------------------------------------------------------------------------
Borders Group, Inc./1/                           13,400              322,940
----------------------------------------------------------------------------
Buckle, Inc. (The)/1/                             4,300               85,656
----------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.          10,900              188,025
----------------------------------------------------------------------------
Cash America International, Inc.                 99,000              815,760
----------------------------------------------------------------------------
Cato Corp., Cl. A                                 9,700              206,998

                14 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                              Market Value
                                                 Shares         See Note 1
--------------------------------------------------------------------------
Retail: Specialty Continued
Children's Place Retail Stores, Inc./1/          13,400        $   438,314
--------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group/1/        22,200            467,754
--------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group     50,000          1,492,000
--------------------------------------------------------------------------
CSK Auto Corp./1/                                11,300            104,977
--------------------------------------------------------------------------
Department 56, Inc./1/                           12,900            127,710
--------------------------------------------------------------------------
Finish Line, Inc., Cl. A/1/                      11,500            171,350
--------------------------------------------------------------------------
Fossil, Inc./1/                                  11,800            276,356
--------------------------------------------------------------------------
G & K Services, Inc., Cl. A                      12,900            456,660
--------------------------------------------------------------------------
Galyan's Trading Co./1/                          30,000            392,100
--------------------------------------------------------------------------
Gymboree Corp./1/                                75,100          1,049,898
--------------------------------------------------------------------------
Helen of Troy Ltd./1/                            23,800            354,620
--------------------------------------------------------------------------
Home Depot, Inc.                                 55,000          2,754,950
--------------------------------------------------------------------------
Hot Topic, Inc./1/                               14,700            492,744
--------------------------------------------------------------------------
Insight Enterprises, Inc./1/                     25,400            622,046
--------------------------------------------------------------------------
Lands' End, Inc./1/                               3,000            147,540
--------------------------------------------------------------------------
Limited, Inc. (The)                              40,000            742,000
--------------------------------------------------------------------------
MCSi, Inc./1/                                    15,600            316,836
--------------------------------------------------------------------------
Michaels Stores, Inc./1/                         10,000            350,000
--------------------------------------------------------------------------
Movie Gallery, Inc./1/                           31,050            444,946
--------------------------------------------------------------------------
Office Depot, Inc./1/                            42,000            690,900
--------------------------------------------------------------------------
PC Connection, Inc./1/                           10,000            104,500
--------------------------------------------------------------------------
Regis Corp. of Minnesota                         18,200            483,028
--------------------------------------------------------------------------
Rex Stores Corp./1/                              11,800            347,510
--------------------------------------------------------------------------
Ross Stores, Inc.                                14,300            519,519
--------------------------------------------------------------------------
Sports Authority, Inc. (The)/1/                  80,000            644,000
--------------------------------------------------------------------------
Stride Rite Corp.                                17,700            123,546
--------------------------------------------------------------------------
Tech Data Corp./1/                                3,000            151,560
--------------------------------------------------------------------------
Tiffany & Co.                                    18,000            642,600
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                             34,000          1,405,560
--------------------------------------------------------------------------
Tractor Supply Co./1/                            23,700            882,351
--------------------------------------------------------------------------
UniFirst Corp.                                   17,000            377,740
--------------------------------------------------------------------------
Urban Outfitters, Inc./1/                         2,000             52,280
--------------------------------------------------------------------------
Wet Seal, Inc., Cl. A/1/                         15,800            425,810
--------------------------------------------------------------------------
Yankee Candle, Inc. (The)/1/                      3,100             63,705
                                                               -----------
                                                                20,568,212

--------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.7%
bebe stores, inc./1/                              7,100            168,199
--------------------------------------------------------------------------
Deb Shops, Inc.                                  18,700            500,225
--------------------------------------------------------------------------
Hancock Fabrics, Inc.                            18,500            274,355
--------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                             11,500            441,600
--------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A/1/          4,400             75,328

                15 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                  Market Value
                                                         Shares     See Note 1
------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings Continued
Maxwell Shoe Co., Inc./1/                                29,000    $   493,000
------------------------------------------------------------------------------
Novel Denim Holdings Ltd./1/                             15,200        153,520
------------------------------------------------------------------------------
Quaker Fabric Corp./1/                                   19,800        181,962
------------------------------------------------------------------------------
Quicksilver, Inc./1/                                     32,300        593,028
------------------------------------------------------------------------------
Steven Madden Ltd./1/                                     9,100        136,500
------------------------------------------------------------------------------
Too, Inc./1/                                              8,100        220,482
                                                                  ------------
                                                                     3,238,199

------------------------------------------------------------------------------
Consumer Staples--8.9%
------------------------------------------------------------------------------
Beverages--0.7%
Anheuser-Busch Cos., Inc.                                45,000      2,127,150
------------------------------------------------------------------------------
Boston Beer Co., Inc., Cl. A/1/                          42,500        656,625
------------------------------------------------------------------------------
Cott Corp./1/                                            21,800        371,254
------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                          9,600        221,280
                                                                  ------------
                                                                     3,376,309

------------------------------------------------------------------------------
Broadcasting--0.6%
Cablevision Systems Corp., Cl. A/1/                      15,000        634,500
------------------------------------------------------------------------------
Crown Media Holdings, Inc., Cl. A/1/                     19,500        255,645
------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A/1/                  22,000        600,600
------------------------------------------------------------------------------
Gaiam, Inc./1/                                            8,600        152,478
------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc./1/                  30,000        546,000
------------------------------------------------------------------------------
Pegasus Communications Corp./1/                          11,600         77,720
------------------------------------------------------------------------------
Saga Communications, Inc., Cl. A/1/                      13,500        276,750
------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A/1/              14,800        129,500
                                                                  ------------
                                                                     2,673,193

------------------------------------------------------------------------------
Education--0.1%
Bright Horizons Family Solutions, Inc./1/                 1,900         53,200
------------------------------------------------------------------------------
Corinthian Colleges, Inc./1/                              5,800        254,504
------------------------------------------------------------------------------
ITT Educational Services, Inc./1/                         6,600        275,154
                                                                  ------------
                                                                       582,858

------------------------------------------------------------------------------
Entertainment--2.5%
AFC Enterprises, Inc./1/                                  1,500         45,195
------------------------------------------------------------------------------
AMC Entertainment, Inc./1/                               48,200        539,358
------------------------------------------------------------------------------
Applebee's International, Inc.                            8,650        325,672
------------------------------------------------------------------------------
Aztar Corp./1/                                           13,400        258,888
------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                    20,300        588,903
------------------------------------------------------------------------------
CBRL Group, Inc.                                         26,000        795,600
------------------------------------------------------------------------------
Darden Restaurants, Inc.                                 10,000        412,000
------------------------------------------------------------------------------
Hollywood Entertainment Corp./1/                         48,300        628,383
------------------------------------------------------------------------------
IHOP Corp./1/                                            13,200        379,500


                16 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                             Market Value
                                                    Shares     See Note 1
-------------------------------------------------------------------------
Entertainment Continued
Jack in the Box, Inc./1/                               900    $    25,200
-------------------------------------------------------------------------
Landry's Restaurants, Inc.                          36,300        870,474
-------------------------------------------------------------------------
LodgeNet Entertainment Corp./1/                     24,600        442,800
-------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                 31,300        610,350
-------------------------------------------------------------------------
McDonald's Corp.                                    50,000      1,359,000
-------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc./1/                   5,600        324,968
-------------------------------------------------------------------------
Panera Bread Co., Cl. A/1/                           3,300        206,250
-------------------------------------------------------------------------
Papa John's International, Inc./1/                  15,800        447,930
-------------------------------------------------------------------------
Pixar, Inc./1/                                       8,900        289,072
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                        28,600        516,516
-------------------------------------------------------------------------
Ruby Tuesday, Inc.                                  27,800        701,950
-------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc./1/                 34,100        737,583
-------------------------------------------------------------------------
Sonic Corp./1/                                       8,700        330,600
-------------------------------------------------------------------------
Topps Co., Inc. (The)/1/                            22,100        213,928
-------------------------------------------------------------------------
Wendy's International, Inc.                         30,000        936,000
                                                              -----------
                                                               11,986,120

-------------------------------------------------------------------------
Food--2.1%
Campbell Soup Co.                                   36,000      1,024,200
-------------------------------------------------------------------------
ConAgra Foods, Inc.                                  3,000         74,400
-------------------------------------------------------------------------
Del Monte Foods Co./1/                               5,600         51,520
-------------------------------------------------------------------------
Dole Food Co., Inc.                                 21,400        599,200
-------------------------------------------------------------------------
Flowers Foods, Inc./1/                               2,100         52,500
-------------------------------------------------------------------------
Fresh Del Monte Produce, Inc./1/                    42,900        699,699
-------------------------------------------------------------------------
Green Mountain Coffee, Inc./1/                      15,000        349,800
-------------------------------------------------------------------------
Hershey Foods Corp.                                 10,000        703,700
-------------------------------------------------------------------------
Interstate Bakeries Corp.                           19,200        462,720
-------------------------------------------------------------------------
J & J Snack Foods Corp./1/                           5,000        149,950
-------------------------------------------------------------------------
Kellogg Co.                                         23,000        709,780
-------------------------------------------------------------------------
Lance, Inc.                                         25,200        366,660
-------------------------------------------------------------------------
Nash Finch Co.                                      14,000        401,520
-------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                    28,300        372,145
-------------------------------------------------------------------------
Ralcorp Holdings, Inc./1/                           28,300        710,047
-------------------------------------------------------------------------
Sanderson Farms, Inc.                               20,300        448,427
-------------------------------------------------------------------------
Sara Lee Corp.                                      75,000      1,586,250
-------------------------------------------------------------------------
Tasty Baking Co.                                     4,500         77,715
-------------------------------------------------------------------------
Wrigley William Jr. Co.                             23,000      1,256,720
                                                              -----------
                                                               10,096,953

-------------------------------------------------------------------------
Food & Drug Retailers--1.5%
Albertson's, Inc.                                   45,000      1,293,750
-------------------------------------------------------------------------
AmerisourceBergen Corp.                             12,000        776,760



                 17 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                Market Value
                                                      Shares      See Note 1
--------------------------------------------------------------------------------
Food & Drug Retailers Continued
CVS Corp.                                              6,000    $    163,200
--------------------------------------------------------------------------------
Fleming Cos., Inc.                                    32,800         673,056
--------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The)/1/       17,600         453,024
--------------------------------------------------------------------------------
Kroger Co. (The)/1/                                   55,000       1,133,000
--------------------------------------------------------------------------------
Safeway, Inc./1/                                      30,000       1,213,500
--------------------------------------------------------------------------------
United Natural Foods, Inc./1/                         11,900         273,581
--------------------------------------------------------------------------------
Walgreen Co.                                          25,000         907,000
                                                                ----------------
                                                                   6,886,871

--------------------------------------------------------------------------------
Household Goods--0.6%
Clorox Co. (The)                                      18,000         734,040
--------------------------------------------------------------------------------
Dial Corp. (The)                                      52,500         845,250
--------------------------------------------------------------------------------
Libbey, Inc.                                           3,100         107,105
--------------------------------------------------------------------------------
Revlon, Inc., Cl. A/1/                                91,200         477,888
--------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                23,700         548,655
                                                                ----------------
                                                                   2,712,938

--------------------------------------------------------------------------------
Tobacco--0.8%
DIMON, Inc.                                           50,300         387,310
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                              50,000       2,505,500
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                   2,100         125,475
--------------------------------------------------------------------------------
Standard Commercial Corp.                             35,700         653,310
                                                                ----------------
                                                                   3,671,595

--------------------------------------------------------------------------------
Energy--6.4%
--------------------------------------------------------------------------------
Energy Services--1.5%
Arch Coal, Inc.                                       40,700         809,930
--------------------------------------------------------------------------------
Atwood Oceanics, Inc./1/                               8,100         280,260
--------------------------------------------------------------------------------
Cal Dive International, Inc./1/                        3,400          78,710
--------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                   9,300         329,220
--------------------------------------------------------------------------------
Core Laboratories NV/1/                               10,100         122,210
--------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                   64,100         513,945
--------------------------------------------------------------------------------
FMC Technologies, Inc./1/                              6,200          98,270
--------------------------------------------------------------------------------
Grant Prideco, Inc./1/                                21,100         199,395
--------------------------------------------------------------------------------
Grey Wolf, Inc./1/                                   104,700         339,228
--------------------------------------------------------------------------------
Halliburton Co.                                       50,000         687,500
--------------------------------------------------------------------------------
Headwaters, Inc./1/                                   36,400         471,380
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                               28,400         863,360
--------------------------------------------------------------------------------
Lufkin Industries, Inc.                                4,200         103,740
--------------------------------------------------------------------------------
Massey Energy Co.                                     44,100         654,003
--------------------------------------------------------------------------------
Oceaneering International, Inc./1/                    18,800         407,960
--------------------------------------------------------------------------------
PanCanadian Energy Corp.                              12,000         322,601

                18 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                                Market Value
                                                 Shares           See Note 1
--------------------------------------------------------------------------------
Energy Services Continued
Plains Resources, Inc./1/                        13,300         $    316,540
--------------------------------------------------------------------------------
Powell Industries, Inc./1/                        1,000               19,220
--------------------------------------------------------------------------------
Superior Energy Services, Inc./1/                37,700              346,840
--------------------------------------------------------------------------------
Tesco Corp./1/                                   10,000               84,706
--------------------------------------------------------------------------------
Trican Well Service Ltd./1/                      12,000               99,233
--------------------------------------------------------------------------------
W-H Energy Services, Inc./1/                      3,200               57,312
                                                                ----------------
                                                                   7,205,563

--------------------------------------------------------------------------------
Oil: Domestic--3.9%
Ashland, Inc.                                    12,400              579,824
--------------------------------------------------------------------------------
Callon Petroleum Co./1/                          39,100              230,690
--------------------------------------------------------------------------------
Chevron Texaco Corp.                             19,250            1,613,150
--------------------------------------------------------------------------------
Conoco, Inc.                                     25,000              704,000
--------------------------------------------------------------------------------
EOG Resources, Inc.                               2,900               98,571
--------------------------------------------------------------------------------
Exxon Mobil Corp.                               170,000            6,638,500
--------------------------------------------------------------------------------
Frontier Oil Corp.                               52,800            1,074,480
--------------------------------------------------------------------------------
Holly Corp.                                      50,000            1,020,000
--------------------------------------------------------------------------------
Key Production Co., Inc./1/                       3,100               49,600
--------------------------------------------------------------------------------
Marathon Oil Corp.                               22,000              617,100
--------------------------------------------------------------------------------
Noble Affiliates, Inc.                           20,000              650,000
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                       10,000              259,500
--------------------------------------------------------------------------------
Ocean Energy, Inc.                               10,000              169,600
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                           10,300              268,109
--------------------------------------------------------------------------------
Phillips Petroleum Co.                           15,000              877,050
--------------------------------------------------------------------------------
Quicksilver Resources, Inc./1/                   50,000              879,000
--------------------------------------------------------------------------------
Range Resources Corp./1/                          9,600               40,608
--------------------------------------------------------------------------------
Seitel, Inc./1/                                   8,500              109,650
--------------------------------------------------------------------------------
Spinnaker Exploration Co./1/                      9,100              336,518
--------------------------------------------------------------------------------
Sunoco, Inc.                                     14,000              539,840
--------------------------------------------------------------------------------
Swift Energy Co./1/                              27,100              481,025
--------------------------------------------------------------------------------
Unit Corp./1/                                    22,000              273,900
--------------------------------------------------------------------------------
Unocal Corp.                                     20,000              699,000
                                                                ----------------
                                                                  18,209,715

--------------------------------------------------------------------------------
Oil: International--1.0%
Baytex Energy Ltd./1/                           314,300              889,416
--------------------------------------------------------------------------------
Canadian 88 Energy Corp./1/                     250,000              282,983
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                   5,000              130,172
--------------------------------------------------------------------------------
Compton Petroleum Corp./1/                      200,000              450,258
--------------------------------------------------------------------------------
Meota Resources Corp./1/                        228,500              488,555
--------------------------------------------------------------------------------
Paramount Resources Ltd./1/                      63,000              574,456
--------------------------------------------------------------------------------
Penn West Petroleum Ltd./1/                      10,000              218,840

                19 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                 Market Value
                                                    Shares         See Note 1
--------------------------------------------------------------------------------
Oil: International Continued
Purcell Energy Ltd./1/                             200,000       $    396,177
--------------------------------------------------------------------------------
Rio Alto Exploration Ltd./1/                        13,700            148,958
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                4,000            143,378
--------------------------------------------------------------------------------
Ventus Energy Ltd./1/                              240,000            467,866
--------------------------------------------------------------------------------
Vermilion Resources Ltd./1/                         45,000            282,983
                                                                 ---------------
                                                                    4,474,042

--------------------------------------------------------------------------------
Financial--22.3%
--------------------------------------------------------------------------------
Banks--6.6%
1st Source Corp.                                     6,275            131,775
--------------------------------------------------------------------------------
American Financial Holdings, Inc.                   14,200            366,360
--------------------------------------------------------------------------------
American Home Mortgage Holdings, Inc.               50,400            667,800
--------------------------------------------------------------------------------
AmSouth Bancorp                                      1,100             22,935
--------------------------------------------------------------------------------
Area Bancshares Corp.                                3,000             57,690
--------------------------------------------------------------------------------
Arrow Financial Corp.                               13,440            400,109
--------------------------------------------------------------------------------
Associated Banc-Corp.                               15,000            519,600
--------------------------------------------------------------------------------
Astoria Financial Corp.                             27,200            789,072
--------------------------------------------------------------------------------
Bank of America Corp.                               50,000          3,151,500
--------------------------------------------------------------------------------
Bank One Corp.                                      40,000          1,500,000
--------------------------------------------------------------------------------
Banknorth Group, Inc.                               13,810            326,745
--------------------------------------------------------------------------------
BB&T Corp.                                          15,000            528,600
--------------------------------------------------------------------------------
BSB Bancorp, Inc.                                    5,300            147,075
--------------------------------------------------------------------------------
Capital Crossing Bank/1/                               600             12,930
--------------------------------------------------------------------------------
Charter One Financial, Inc.                          7,350            218,883
--------------------------------------------------------------------------------
City National Corp.                                  3,500            172,620
--------------------------------------------------------------------------------
Coastal Bancorp, Inc.                               10,700            324,745
--------------------------------------------------------------------------------
Commercial Federal Corp.                            23,100            568,029
--------------------------------------------------------------------------------
Community First Bankshares, Inc.                    23,200            576,288
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                            21,400            619,102
--------------------------------------------------------------------------------
Connecticut Bancshares, Inc.                        11,100            321,234
--------------------------------------------------------------------------------
CVB Financial Corp.                                  2,250             43,515
--------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                     22,000            634,700
--------------------------------------------------------------------------------
Downey Financial Corp.                              11,300            519,800
--------------------------------------------------------------------------------
East West Bancorp, Inc.                             10,000            262,000
--------------------------------------------------------------------------------
First BanCorp                                       14,200            411,800
--------------------------------------------------------------------------------
First Commonwealth Financial Corp.                  12,500            152,500
--------------------------------------------------------------------------------
First Federal Capital Corp.                          5,300             82,150
--------------------------------------------------------------------------------
First Indiana Corp.                                  3,400             73,406
--------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                         11,525            330,422
--------------------------------------------------------------------------------
First Place Financial Corp.                         15,200            254,600
--------------------------------------------------------------------------------
First Republic Bank/1/                              11,000            290,730
--------------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                        17,300            224,554

                20 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                                 Market Value
                                                    Shares         See Note 1
--------------------------------------------------------------------------------
Banks Continued
First Tennessee National Corp.                      20,000       $    682,400
--------------------------------------------------------------------------------
Great Southern Bancorp, Inc.                         6,500            188,500
--------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                     16,000            292,800
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                               31,600            566,904
--------------------------------------------------------------------------------
Hudson United Bancorp                                2,000             60,080
--------------------------------------------------------------------------------
Independence Community Bank Corp.                   27,100            705,413
--------------------------------------------------------------------------------
Independent Bank Corp.-Massachusetts                19,400            428,740
--------------------------------------------------------------------------------
Independent Bank Corp.-Michigan                     11,700            350,415
--------------------------------------------------------------------------------
Irwin Financial Corp.                               11,100            177,600
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                             38,000          1,293,900
--------------------------------------------------------------------------------
KeyCorp                                             30,000            738,300
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                   16,000            488,800
--------------------------------------------------------------------------------
Main Street Banks, Inc.                              3,900             65,910
--------------------------------------------------------------------------------
MB Financial, Inc.                                     600             17,850
--------------------------------------------------------------------------------
Midwest Banc Holdings, Inc.                            200              4,174
--------------------------------------------------------------------------------
Mississippi Valley Bancshares, Inc.                  8,200            320,210
--------------------------------------------------------------------------------
National City Corp.                                 40,000          1,124,800
--------------------------------------------------------------------------------
Net.B@nk, Inc./1/                                    2,100             28,140
--------------------------------------------------------------------------------
Old Second Bancorp, Inc.                             3,100            124,000
--------------------------------------------------------------------------------
Oriental Financial Group, Inc.                       5,500            114,950
--------------------------------------------------------------------------------
Pacific Northwest Bancorp                           12,300            281,055
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                   16,800            495,600
--------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         10,900            316,100
--------------------------------------------------------------------------------
Provident Financial Group, Inc.                     14,900            349,405
--------------------------------------------------------------------------------
Quaker City Bancorp, Inc./1/                         3,000             93,750
--------------------------------------------------------------------------------
R & G Financial Corp., Cl. B                         7,200            128,008
--------------------------------------------------------------------------------
Republic Bancorp, Inc.                              33,000            414,150
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                       19,400            242,500
--------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                38,300            762,553
--------------------------------------------------------------------------------
S&T Bancorp, Inc.                                    7,500            179,025
--------------------------------------------------------------------------------
S.Y. Bancorp, Inc.                                   5,200            169,520
--------------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                          17,100            517,275
--------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida, Cl. A            10,200            466,650
--------------------------------------------------------------------------------
Seacoast Financial Services Corp.                   20,700            375,912
--------------------------------------------------------------------------------
Second Bancorp, Inc.                                 9,000            197,730
--------------------------------------------------------------------------------
South Financial Group, Inc. (The)                   21,400            410,880
--------------------------------------------------------------------------------
St. Francis Capital Corp.                           10,600            242,210
--------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                         21,400            415,160
--------------------------------------------------------------------------------
Sterling Bancorp                                     8,250            232,237
--------------------------------------------------------------------------------
Sterling Bancshares, Inc.                           16,950            223,740
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                18,000          1,108,800

                21 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                Market Value
                                                     Shares       See Note 1
--------------------------------------------------------------------------------
Banks Continued
UCBH Holdings, Inc.                                  14,900     $    458,920
--------------------------------------------------------------------------------
Waypoint Financial Corp.                              8,400          130,536
--------------------------------------------------------------------------------
WesBanco, Inc.                                        8,000          167,040
--------------------------------------------------------------------------------
Westcorp                                                600           10,200
--------------------------------------------------------------------------------
Wintrust Financial Corp.                              4,700          140,953
                                                                ----------------
                                                                  31,007,064
--------------------------------------------------------------------------------
Diversified Financial--9.8%
Actrade Financial Technologies Ltd./1/               19,800          445,698
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc./1/                   10,470          720,127
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                     13,800          374,394
--------------------------------------------------------------------------------
American Express Co.                                 63,000        2,258,550
--------------------------------------------------------------------------------
AmeriCredit Corp./1/                                  2,300           51,290
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                        15,500          901,325
--------------------------------------------------------------------------------
Centennial Bancorp                                    9,817           82,762
--------------------------------------------------------------------------------
Certegy, Inc./1/                                     16,000          555,040
--------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                  13,000          516,750
--------------------------------------------------------------------------------
Credit Acceptance Corp./1/                           11,700          116,298
--------------------------------------------------------------------------------
DiamondCluster International, Inc., A Shares/1/      24,700          287,014
--------------------------------------------------------------------------------
Doral Financial Corp.                                20,900          739,860
--------------------------------------------------------------------------------
eFunds Corp./1/                                      62,264        1,085,884
--------------------------------------------------------------------------------
Fannie Mae                                           30,000        2,428,500
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg./1/     14,400          676,800
--------------------------------------------------------------------------------
Financial Federal Corp./1/                            5,000          149,250
--------------------------------------------------------------------------------
First American Corp. (The)                           35,900          663,432
--------------------------------------------------------------------------------
Freddie Mac                                          35,000        2,349,200
--------------------------------------------------------------------------------
Gabelli Asset Management, Inc./1/                     4,300          169,420
--------------------------------------------------------------------------------
Global Payments, Inc.                                19,100          686,072
--------------------------------------------------------------------------------
Household International, Inc.                        30,000        1,537,200
--------------------------------------------------------------------------------
IBERIABANK Corp.                                      5,700          165,015
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                     225,000       21,645,000
--------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                25,000          959,500
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       18,000        1,165,860
--------------------------------------------------------------------------------
MemberWorks, Inc./1/                                 32,000          538,880
--------------------------------------------------------------------------------
Metris Cos., Inc.                                    19,600          279,300
--------------------------------------------------------------------------------
MGIC Investment Corp.                                10,200          683,400
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                     22,000        1,210,000
--------------------------------------------------------------------------------
MPS Group, Inc./1/                                   91,900          670,870
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 1,000           70,550
--------------------------------------------------------------------------------
Prudential Financial, Inc./1/                         7,900          245,295
--------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.             27,500          412,500

                 22 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

                                                                Market Value
                                                     Shares       See Note 1
--------------------------------------------------------------------------------
Diversified Financial Continued
Stilwell Financial, Inc.                             31,100     $    791,495
--------------------------------------------------------------------------------
Student Loan Corp. (The)                              2,600          228,852
--------------------------------------------------------------------------------
USA Education, Inc.                                   5,000          450,000
--------------------------------------------------------------------------------
World Acceptance Corp./1/                            12,600           94,500
                                                                ----------------
                                                                  46,405,883

--------------------------------------------------------------------------------
Insurance--3.9%
21st Century Insurance Group                          3,500           61,425
--------------------------------------------------------------------------------
Aetna, Inc.                                          33,000        1,134,540
--------------------------------------------------------------------------------
AFLAC, Inc.                                           4,000          104,480
--------------------------------------------------------------------------------
Alfa Corp.                                            2,800           66,643
--------------------------------------------------------------------------------
Allstate Corp.                                       44,000        1,419,440
--------------------------------------------------------------------------------
AmerUs Group Co.                                     20,500          735,950
--------------------------------------------------------------------------------
Cigna Corp.                                          12,000        1,104,000
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                            8,400          290,640
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                    10,950          272,765
--------------------------------------------------------------------------------
First Health Group Corp./1/                          13,300          337,820
--------------------------------------------------------------------------------
Fremont General Corp.                               114,900          735,360
--------------------------------------------------------------------------------
Harleysville Group, Inc.                              4,100          106,518
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                           18,000          661,500
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                    19,200          518,976
--------------------------------------------------------------------------------
Leucadia National Corp.                               2,500           71,950
--------------------------------------------------------------------------------
Lincoln National Corp.                               14,900          767,350
--------------------------------------------------------------------------------
Loews Corp.                                          21,000        1,269,450
--------------------------------------------------------------------------------
MBIA, Inc.                                           10,000          538,800
--------------------------------------------------------------------------------
MetLife, Inc.                                        20,000          607,600
--------------------------------------------------------------------------------
Ohio Casualty Corp./1/                               53,900          893,662
--------------------------------------------------------------------------------
Old Republic International Corp.                      6,200          182,900
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co./1/             10,000          416,700
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)/1/              7,000          178,150
--------------------------------------------------------------------------------
Progressive Corp.                                     9,000        1,330,650
--------------------------------------------------------------------------------
Protective Life Corp.                                 5,000          144,000
--------------------------------------------------------------------------------
Radian Group, Inc.                                   15,168          681,043
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                   17,600          503,712
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                  26,700        1,193,490
--------------------------------------------------------------------------------
Stewart Information Services Corp./1/                22,300          443,770
--------------------------------------------------------------------------------
Trenwick Group Ltd.                                  60,000          555,000
--------------------------------------------------------------------------------
Triad Guaranty, Inc./1/                                 700           27,790
--------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                          98,200          699,184
--------------------------------------------------------------------------------
XI. Capital Ltd., Cl. A                               5,000          440,600
                                                                ----------------
                                                                  18,495,858

                23 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                  Market Value
                                                       Shares       See Note 1
------------------------------------------------------------------------------
Real Estate Investment Trusts--0.1%
Indymac Mortgage Holdings, Inc./1/                     28,200       $  659,880
------------------------------------------------------------------------------
Savings & Loans--1.9%
BankAtlantic Bancorp, Inc.                             25,000          280,750
------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A/1/                   33,300          525,141
------------------------------------------------------------------------------
Bay View Capital Corp./1/                              76,700          533,065
------------------------------------------------------------------------------
Commonwealth Bancorp, Inc.                             21,700          483,910
------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                              21,249          362,720
------------------------------------------------------------------------------
First Essex Bancorp, Inc.                              10,700          277,130
------------------------------------------------------------------------------
First Financial Holdings, Inc.                         22,400          582,176
------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                     1,300           24,115
------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                 23,300          459,476
------------------------------------------------------------------------------
Flushing Financial Corp.                               12,600          216,090
------------------------------------------------------------------------------
Golden State Bancorp, Inc.                             19,500          554,580
------------------------------------------------------------------------------
Golden West Financial Corp.                            20,000        1,273,200
------------------------------------------------------------------------------
Greenpoint Financial Corp.                             15,200          652,080
------------------------------------------------------------------------------
Local Financial Corp./1/                               19,800          272,250
------------------------------------------------------------------------------
OceanFirst Financial Corp.                              4,000          106,880
------------------------------------------------------------------------------
PennFed Financial Services, Inc.                        5,400          127,710
------------------------------------------------------------------------------
Port Financial Corp.                                   12,400          344,348
------------------------------------------------------------------------------
Troy Financial Corp.                                   19,800          534,600
------------------------------------------------------------------------------
Washington Federal, Inc.                               17,000          476,850
------------------------------------------------------------------------------
Washington Mutual, Inc.                                 3,971          136,285
------------------------------------------------------------------------------
Webster Financial Corp.                                21,100          701,575
------------------------------------------------------------------------------
WSFS Financial Corp.                                    8,200          141,860
                                                                    ----------
                                                                     9,066,791

------------------------------------------------------------------------------
Healthcare--12.0%
------------------------------------------------------------------------------
Healthcare/Drugs--6.1%
Alkermes, Inc./1/                                      11,500          308,315
------------------------------------------------------------------------------
American Medical Systems Holdings, Inc./1/             23,200          479,776
------------------------------------------------------------------------------
Amgen, Inc./1/                                         18,000          999,000
------------------------------------------------------------------------------
AMN Healthcare Services, Inc./1/                       17,500          409,500
------------------------------------------------------------------------------
Biogen, Inc./1/                                         5,100          276,522
------------------------------------------------------------------------------
BioTechnology General Corp./1/                         34,700          288,010
------------------------------------------------------------------------------
Bruker AXS, Inc./1/                                    35,200          251,328
------------------------------------------------------------------------------
Charles River Laboratories International, Inc./1/      12,900          394,095
------------------------------------------------------------------------------
Chiron Corp./1/                                        17,600          745,712
------------------------------------------------------------------------------
Connetics Corp./1/                                     12,200          147,620
------------------------------------------------------------------------------
COR Therapeutics, Inc./1/                              19,200          360,768
------------------------------------------------------------------------------
Diagnostic Products Corp.                                 900           35,307
------------------------------------------------------------------------------
Edwards Lifesciences Corp./1/                          20,600          554,758

                24 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                               Market Value
                                                  Shares         See Note 1
---------------------------------------------------------------------------
Healthcare/Drugs Continued
First Horizon Pharmaceutical Corp./1/             28,400         $  823,032
---------------------------------------------------------------------------
Forest Laboratories, Inc./1/                      18,000          1,492,200
---------------------------------------------------------------------------
Genentech, Inc./1/                                15,000            741,750
---------------------------------------------------------------------------
Genzyme Transgenics Corp./1/                      15,100             56,625
---------------------------------------------------------------------------
HCA, Inc.                                         33,000          1,402,500
---------------------------------------------------------------------------
Humana, Inc./1/                                   50,000            622,500
---------------------------------------------------------------------------
Impax Laboratories, Inc./1/                        5,800             77,256
---------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc./1/                   32,400            477,900
---------------------------------------------------------------------------
Isis Pharmaceuticals, Inc./1/                     21,000            365,400
---------------------------------------------------------------------------
IVAX Corp./1/                                     17,600            343,200
---------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A/1/                   9,100            226,135
---------------------------------------------------------------------------
LabOne, Inc./1/                                   13,400            214,400
---------------------------------------------------------------------------
LifePoint Hospitals, Inc./1/                      13,200            460,548
---------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B/1/            36,900            556,452
---------------------------------------------------------------------------
Lilly (Eli) & Co.                                 25,000          1,877,500
---------------------------------------------------------------------------
Martek Biosciences Corp./1/                        3,400             95,166
---------------------------------------------------------------------------
Matria Healthcare, Inc./1/                           700             16,975
---------------------------------------------------------------------------
Merck & Co., Inc.                                 75,000          4,438,500
---------------------------------------------------------------------------
Merit Medical Systems, Inc./1/                    24,400            406,260
---------------------------------------------------------------------------
MIM Corp./1/                                      36,800            616,400
---------------------------------------------------------------------------
Mylan Laboratories, Inc.                          20,000            673,800
---------------------------------------------------------------------------
Myriad Genetics, Inc./1/                          11,200            474,880
---------------------------------------------------------------------------
Nabi/1/                                             2,500             23,125
---------------------------------------------------------------------------
Orchid Biosciences, Inc./1/                       19,900             79,600
---------------------------------------------------------------------------
Perrigo Co./1/                                    29,000            374,100
---------------------------------------------------------------------------
Pharmaceutical Resources, Inc./1/                 10,000            314,100
---------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc./1/                 3,100             52,700
---------------------------------------------------------------------------
Respironics, Inc./1/                              12,400            360,592
---------------------------------------------------------------------------
Sangamo BioSciences, Inc./1/                       8,400             78,540
---------------------------------------------------------------------------
Select Medical Corp./1/                           13,000            172,770
---------------------------------------------------------------------------
Sequenom, Inc./1/                                 19,300            132,012
---------------------------------------------------------------------------
Serologicals Corp./1/                             14,300            292,707
---------------------------------------------------------------------------
Sicor, Inc./1/                                    50,000            785,000
---------------------------------------------------------------------------
Syncor International Corp./1/                     14,300            376,090
---------------------------------------------------------------------------
Trimeris, Inc./1/                                  8,600            310,460
---------------------------------------------------------------------------
Tularik, Inc./1/                                  10,500            231,945
---------------------------------------------------------------------------
U.S. Physical Therapy, Inc./1/                    24,000            396,499
---------------------------------------------------------------------------
UnitedHealth Group, Inc.                          25,000          1,858,750
---------------------------------------------------------------------------
Vector Group Ltd.                                 10,000            280,000
---------------------------------------------------------------------------
VitalWorks, Inc./1/                               20,400            109,752
---------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                 5,500            141,625

                25 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                  Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Healthcare/Drugs Continued
XOMA Ltd./1/                                           31,000     $    345,960
--------------------------------------------------------------------------------
Zimmer Holdings, Inc./1/                               15,000          487,950
                                                                  --------------
                                                                    28,914,367

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.9%
Accredo Health, Inc./1/                                12,300          590,154
--------------------------------------------------------------------------------
Affymetrix, Inc./1/                                    24,700          695,305
--------------------------------------------------------------------------------
Alliance Imaging, Inc./1/                               5,600           65,800
--------------------------------------------------------------------------------
American Healthways, Inc./1/                            9,900          268,587
--------------------------------------------------------------------------------
Baxter International, Inc.                             20,000        1,116,600
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                17,900          648,338
--------------------------------------------------------------------------------
Beverly Enterprises, Inc./1/                           91,600          643,032
--------------------------------------------------------------------------------
Cantel Medical Corp./1/                                10,200          249,492
--------------------------------------------------------------------------------
Caremark Rx, Inc./1/                                   29,300          483,450
--------------------------------------------------------------------------------
Closure Medical Corp./1/                                3,300           77,352
--------------------------------------------------------------------------------
CONMED Corp./1/                                         9,500          194,750
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                 7,200          337,320
--------------------------------------------------------------------------------
CorVel Corp./1/                                         7,600          243,200
--------------------------------------------------------------------------------
Covance, Inc./1/                                       35,000          619,850
--------------------------------------------------------------------------------
D&K Healthcare Resources, Inc.                         13,000          837,149
--------------------------------------------------------------------------------
DaVita, Inc./1/                                        34,000          829,600
--------------------------------------------------------------------------------
DIANON Systems, Inc./1/                                 6,343          366,943
--------------------------------------------------------------------------------
Dynacare, Inc./1/                                       7,800          120,900
--------------------------------------------------------------------------------
Fischer Imaging Corp./1/                               31,900          382,800
--------------------------------------------------------------------------------
Gene Logic, Inc./1/                                    30,300          478,134
--------------------------------------------------------------------------------
Haemonetics Corp./1/                                   17,000          488,070
--------------------------------------------------------------------------------
Health Net, Inc./1/                                    23,900          532,492
--------------------------------------------------------------------------------
ICU Medical, Inc./1/                                    9,800          453,250
--------------------------------------------------------------------------------
INAMED Corp./1/                                        13,200          422,532
--------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp./1/                 22,400          694,624
--------------------------------------------------------------------------------
Ladish Co., Inc./1/                                    26,700          260,325
--------------------------------------------------------------------------------
Landauer, Inc.                                          8,500          309,400
--------------------------------------------------------------------------------
Lincare Holdings, Inc./1/                              20,400          542,232
--------------------------------------------------------------------------------
Lumenis Ltd./1/                                        32,500          581,750
--------------------------------------------------------------------------------
Manor Care, Inc./1/                                    32,800          652,720
--------------------------------------------------------------------------------
Medical Action Industries, Inc./1/                     25,100          409,130
--------------------------------------------------------------------------------
Mentor Corp.                                            5,400          176,796
--------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc./1/                 25,300          633,765
--------------------------------------------------------------------------------
Ocular Sciences, Inc./1/                               16,500          428,010
--------------------------------------------------------------------------------
Option Care, Inc./1/                                   27,300          481,845
--------------------------------------------------------------------------------
Orthodontic Centers of America, Inc./1/                18,600          480,810
--------------------------------------------------------------------------------
Oxford Health Plans, Inc./1/                           32,100        1,187,058

                 26 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

                                                                  Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services Continued
PacifiCare Health Systems, Inc./1/                      22,000    $    413,600
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc./1/                        15,000         501,000
--------------------------------------------------------------------------------
PSS World Medical, Inc./1/                             103,300       1,039,198
--------------------------------------------------------------------------------
Schein (Henry), Inc./1/                                 15,500         711,295
--------------------------------------------------------------------------------
Sierra Health Services, Inc./1/                         75,800         795,142
--------------------------------------------------------------------------------
Sola International, Inc./1/                             40,500         809,595
--------------------------------------------------------------------------------
SRI/Surgical Express, Inc./1/                            8,800         153,560
--------------------------------------------------------------------------------
Steris Corp./1/                                         25,800         474,720
--------------------------------------------------------------------------------
Sunrise Assisted Living, Inc./1/                        15,500         403,775
--------------------------------------------------------------------------------
Sybron Dental Specialities, Inc./1/                     11,600         225,968
--------------------------------------------------------------------------------
Tenet Healthcare Corp./1/                               27,000       1,722,330
--------------------------------------------------------------------------------
Theragenics Corp./1/                                    47,400         419,016
--------------------------------------------------------------------------------
Trigon Healthcare, Inc./1/                                 800          58,824
--------------------------------------------------------------------------------
Unilab Corp./1/                                          3,800          83,030
--------------------------------------------------------------------------------
United Surgical Partners International, Inc./1/         13,200         229,680
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B/1/                7,700         322,245
--------------------------------------------------------------------------------
Urologix, Inc./1/                                        7,100         124,250
--------------------------------------------------------------------------------
V.I. Technologies, Inc./1/                               7,900          55,695
--------------------------------------------------------------------------------
VISX, Inc./1/                                           27,300         396,942
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc./1/                       5,600         710,584
                                                                  --------------
                                                                    27,634,014

--------------------------------------------------------------------------------
Technology--16.7%
--------------------------------------------------------------------------------
Computer Hardware--4.3%
Adaptec, Inc./1/                                        45,900         814,725
--------------------------------------------------------------------------------
Agilent Technologies, Inc./1/                           20,000         607,000
--------------------------------------------------------------------------------
Avid Technology, Inc./1/                                 4,900          56,448
--------------------------------------------------------------------------------
Dell Computer Corp./1/                                  60,000       1,649,400
--------------------------------------------------------------------------------
Echelon Corp./1/                                        60,000       1,220,400
--------------------------------------------------------------------------------
Gerber Scientific, Inc.                                 24,400         236,436
--------------------------------------------------------------------------------
Handspring, Inc./1/                                     19,100         108,297
--------------------------------------------------------------------------------
Imation Corp./1/                                        19,500         450,840
--------------------------------------------------------------------------------
International Business Machines Corp.                   70,000       7,552,300
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A/1/                   10,700         594,385
--------------------------------------------------------------------------------
McDATA Corp., Cl. B/1/                                  32,800         862,640
--------------------------------------------------------------------------------
Mentor Graphics Corp./1/                                33,300         819,513
--------------------------------------------------------------------------------
Mercury Computer Systems, Inc./1/                       16,800         610,848
--------------------------------------------------------------------------------
MTS Systems Corp.                                       29,800         299,490
--------------------------------------------------------------------------------
Nassda Corp./1/                                          6,400         109,568
--------------------------------------------------------------------------------
Netsolve, Inc./1/                                       38,400         307,200
--------------------------------------------------------------------------------
Pinnacle Systems, Inc./1/                               12,900         121,260
--------------------------------------------------------------------------------
Quantum Corp.-DLT & Storage Systems Group/1/            67,100         638,121

                27 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                 Market Value
                                                       Shares      See Note 1
-----------------------------------------------------------------------------
Computer Hardware Continued
Read-Rite Corp./1/                                     126,500    $   440,220
-----------------------------------------------------------------------------
Silicon Graphics, Inc./1/                              372,300      1,079,670
-----------------------------------------------------------------------------
Storage Technology Corp./1/                             31,000        758,570
-----------------------------------------------------------------------------
Stratos Lightwave, Inc./1/                              36,200        193,670
-----------------------------------------------------------------------------
Synplicity, Inc./1/                                     12,100         85,305
-----------------------------------------------------------------------------
Western Digital Corp./1/                               146,200        913,750
                                                                  -----------
                                                                   20,530,056

-----------------------------------------------------------------------------
Computer Services--1.9%
American Management Systems, Inc./1/                    22,100        438,464
-----------------------------------------------------------------------------
Arris Group, Inc./1/                                    20,500        188,600
-----------------------------------------------------------------------------
Art Technology Group, Inc./1/                          166,300        625,288
-----------------------------------------------------------------------------
Centillium Communications, Inc./1/                      80,500        926,555
-----------------------------------------------------------------------------
FactSet Research Systems, Inc.                          21,000        812,700
-----------------------------------------------------------------------------
FalconStor Software, Inc./1/                             8,000         75,360
-----------------------------------------------------------------------------
First Consulting Group, Inc./1/                         52,100        580,394
-----------------------------------------------------------------------------
First Data Corp.                                        11,000        910,030
-----------------------------------------------------------------------------
I-many, Inc./1/                                         39,100        327,658
-----------------------------------------------------------------------------
Kronos, Inc./1/                                         14,200        766,800
-----------------------------------------------------------------------------
LogicVision, Inc./1/                                    34,100        375,100
-----------------------------------------------------------------------------
Moldflow Corp./1/                                        7,800         99,450
-----------------------------------------------------------------------------
Neoforma, Inc./1/                                       15,300        346,083
-----------------------------------------------------------------------------
NetScreen Technologies, Inc./1/                          7,400        151,330
-----------------------------------------------------------------------------
OneSource Information Services, Inc./1/                  3,600         36,180
-----------------------------------------------------------------------------
Stamps.com, Inc./1/                                     23,400         96,642
-----------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B/1/                       19,900        368,150
-----------------------------------------------------------------------------
Tripos, Inc./1/                                         35,000      1,046,500
-----------------------------------------------------------------------------
Turnstone Systems, Inc./1/                              10,100         51,005
-----------------------------------------------------------------------------
Websense, Inc./1/                                       28,500        795,150
                                                                  -----------
                                                                    9,017,439

-----------------------------------------------------------------------------
Computer Software--5.1%
Acclaim Entertainment, Inc./1/                         124,900        549,560
-----------------------------------------------------------------------------
Actuate Corp./1/                                        21,900        144,540
-----------------------------------------------------------------------------
Adobe Systems, Inc.                                     22,300        751,510
-----------------------------------------------------------------------------
Ansoft Corp./1/                                         50,000        870,500
-----------------------------------------------------------------------------
ANSYS, Inc./1/                                          20,700        464,508
-----------------------------------------------------------------------------
AsiaInfo Holdings, Inc./1/                              46,800        605,124
-----------------------------------------------------------------------------
Avant! Corp./1/                                         26,300        501,278
-----------------------------------------------------------------------------
Axcelis Technologies, Inc./1/                           60,700        834,018
-----------------------------------------------------------------------------
CacheFlow, Inc./1/                                       9,600         16,128
-----------------------------------------------------------------------------
Cadence Design Systems, Inc./1/                         40,000        948,000


                28 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                                 Market Value
                                                      Shares       See Note 1
-----------------------------------------------------------------------------
 Computer Software Continued
 Catapult Communications Corp./1/                     29,200     $    712,480
-----------------------------------------------------------------------------
 Citrix Systems, Inc./1/                              34,100          587,543
-----------------------------------------------------------------------------
 CSG Systems International, Inc./1/                   17,400          645,714
-----------------------------------------------------------------------------
 Descartes Systems Group, Inc. (The)/1/                5,700           35,739
-----------------------------------------------------------------------------
 Electronic Arts, Inc./1/                              8,700          461,709
-----------------------------------------------------------------------------
 HPL Technologies, Inc./1/                            28,200          417,360
-----------------------------------------------------------------------------
 Hyperion Solutions Corp./1/                          44,000        1,018,600
-----------------------------------------------------------------------------
 IDX Systems Corp./1/                                  4,500           53,775
-----------------------------------------------------------------------------
 Innodata Corp./1/                                    29,000           79,460
-----------------------------------------------------------------------------
 MatrixOne, Inc./1/                                   70,000        1,031,100
-----------------------------------------------------------------------------
 McAfee.com Corp./1/                                  21,500          475,580
-----------------------------------------------------------------------------
 Mercury Interactive Corp./1/                         20,000          762,000
-----------------------------------------------------------------------------
 MetaSolv, Inc./1/                                     6,300           41,769
-----------------------------------------------------------------------------
 Micromuse, Inc./1/                                   62,300          678,447
-----------------------------------------------------------------------------
 MICROS Systems, Inc./1/                                 100            3,078
-----------------------------------------------------------------------------
 MSC.Software Corp./1/                                27,500          554,400
-----------------------------------------------------------------------------
 Network Associates, Inc./1/                          36,000        1,079,640
-----------------------------------------------------------------------------
 Nuance Communications, Inc./1/                       91,600          722,724
-----------------------------------------------------------------------------
 Numerical Technologies, Inc./1/                      28,000          406,280
-----------------------------------------------------------------------------
 Open Text Corp./1/                                    7,100          186,091
-----------------------------------------------------------------------------
 Oracle Corp./1/                                     175,000        3,020,500
-----------------------------------------------------------------------------
 Register.com, Inc./1/                                 3,400           31,586
-----------------------------------------------------------------------------
 Renaissance Learning, Inc./1/                        24,000          855,600
-----------------------------------------------------------------------------
 Roxio, Inc./1/                                       51,000          821,610
-----------------------------------------------------------------------------
 RSA Security, Inc./1/                                22,800          255,588
-----------------------------------------------------------------------------
 Sabre Holdings Corp./1/                               2,200           98,296
-----------------------------------------------------------------------------
 Schawk, Inc.                                          7,200           74,160
-----------------------------------------------------------------------------
 Selectica, Inc./1/                                   28,000          105,000
-----------------------------------------------------------------------------
 SERENA Software, Inc./1/                             29,000          732,540
-----------------------------------------------------------------------------
 StorageNetworks, Inc./1/                             86,700          445,638
-----------------------------------------------------------------------------
 Support.com, Inc./1/                                 18,100          123,080
-----------------------------------------------------------------------------
 Sybase, Inc./1/                                      57,000        1,032,270
-----------------------------------------------------------------------------
 Syntel, Inc./1/                                      16,000          235,840
-----------------------------------------------------------------------------
 Ulticom, Inc./1/                                     29,900          259,233
-----------------------------------------------------------------------------
 Verity, Inc./1/                                      15,900          297,807
-----------------------------------------------------------------------------
 Visual Networks, Inc./1/                              3,700           15,078
                                                                 ------------
                                                                   24,042,481

-----------------------------------------------------------------------------
Communications Equipment--1.7%
Aspect Communications Corp./1/                        19,700           80,770
-----------------------------------------------------------------------------
Audiovox Corp., Cl. A/1/                              16,400          115,620
-----------------------------------------------------------------------------
Avanex Corp./1/                                        9,300           43,245


                29 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                  Market Value
                                                          Shares    See Note 1
------------------------------------------------------------------------------
Communications Equipment Continued
Avici Systems, Inc./1/                                   100,200   $   223,446
------------------------------------------------------------------------------
ClearOne Communications, Inc./1/                          37,800       617,652
------------------------------------------------------------------------------
Enterasys Networks, Inc./1/                               46,500       512,430
------------------------------------------------------------------------------
ESCO Technologies, Inc./1/                                 9,000       290,250
------------------------------------------------------------------------------
Inrange Technologies Corp., Cl. B/1/                      40,400       533,684
------------------------------------------------------------------------------
Inter-Tel, Inc.                                           20,200       448,238
------------------------------------------------------------------------------
LeCroy Corp./1/                                           13,200       247,500
------------------------------------------------------------------------------
Netopia, Inc./1/                                          40,000       169,600
------------------------------------------------------------------------------
New Focus, Inc./1/                                        46,400       160,080
------------------------------------------------------------------------------
NICE Systems Ltd., Sponsored ADR/1/                       12,800       190,080
------------------------------------------------------------------------------
NMS Communications Corp./1/                               18,400       116,288
------------------------------------------------------------------------------
Nortel Networks Corp.                                    200,000     1,448,000
------------------------------------------------------------------------------
NYFIX, Inc./1/                                            17,600       286,880
------------------------------------------------------------------------------
Oplink Communications, Inc./1/                             7,700        17,556
------------------------------------------------------------------------------
Performance Technologies, Inc./1/                          9,000       102,150
------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                  20,000       529,600
------------------------------------------------------------------------------
SpectraLink Corp./1/                                      34,700       345,265
------------------------------------------------------------------------------
SpeechWorks International, Inc./1/                         1,800        22,140
------------------------------------------------------------------------------
Tellium, Inc./1/                                         136,200       738,204
------------------------------------------------------------------------------
Universal Access Global Holdings, Inc./1/                 90,000       477,900
------------------------------------------------------------------------------
UTStarcom, Inc./1/                                        17,500       453,600
                                                                   -----------
                                                                     8,170,178

------------------------------------------------------------------------------
Electronics--3.2%
Analog Devices, Inc./1/                                   23,000     1,007,400
------------------------------------------------------------------------------
Checkpoint Systems, Inc./1/                               48,200       650,700
------------------------------------------------------------------------------
Cholestech Corp./1/                                        6,600       116,226
------------------------------------------------------------------------------
Cognex Corp./1/                                           16,700       402,470
------------------------------------------------------------------------------
Engineered Support Systems, Inc.                           9,700       340,955
------------------------------------------------------------------------------
FEI Co./1/                                                25,500       856,290
------------------------------------------------------------------------------
FLIR Systems, Inc./1/                                     13,800       630,108
------------------------------------------------------------------------------
Identix, Inc./1/                                          47,000       485,510
------------------------------------------------------------------------------
Integrated Circuit Systems, Inc./1/                        8,100       195,615
------------------------------------------------------------------------------
InterTAN, Inc./1/                                         16,300       197,067
------------------------------------------------------------------------------
Itron, Inc./1/                                            15,600       429,780
------------------------------------------------------------------------------
KLA-Tencor Corp./1/                                       22,000     1,260,160
------------------------------------------------------------------------------
Lam Research Corp./1/                                     11,700       272,142
------------------------------------------------------------------------------
Linear Technology Corp.                                   20,000       827,400
------------------------------------------------------------------------------
Merix Corp./1/                                             9,100       172,081
------------------------------------------------------------------------------
Micro General Corp.                                       13,400       164,820
------------------------------------------------------------------------------
Microtune, Inc./1/                                        35,900       774,363
------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A/1/                         36,300       403,293


                30 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                            Market Value
                                                  Shares      See Note 1
------------------------------------------------------------------------
Electronics Continued
PDF Solutions, Inc./1/                            11,200      $  161,280
------------------------------------------------------------------------
PLX Technology, Inc./1/                            9,000         152,550
------------------------------------------------------------------------
Possis Medical, Inc./1/                           23,000         375,374
------------------------------------------------------------------------
Rambus, Inc./1/                                  105,100         754,618
------------------------------------------------------------------------
Rogers Corp./1/                                   16,700         502,670
------------------------------------------------------------------------
Scientific Games Corp., Cl. A/1/                  13,600         123,760
------------------------------------------------------------------------
Semtech Corp./1/                                  15,300         529,533
------------------------------------------------------------------------
Siliconix, Inc./1/                                 6,500         177,775
------------------------------------------------------------------------
TALX Corp.                                        16,190         350,514
------------------------------------------------------------------------
TriQuint Semiconductor, Inc./1/                   76,000         836,760
------------------------------------------------------------------------
TTM Technologies, Inc./1/                          9,700          92,635
------------------------------------------------------------------------
Ultratech Stepper, Inc./1/                        24,000         366,960
------------------------------------------------------------------------
Xilinx, Inc./1/                                   30,000       1,300,500
------------------------------------------------------------------------
Young Innovations, Inc./1/                         8,700         230,550
                                                            ------------
                                                              15,141,859

------------------------------------------------------------------------
Photography--0.5%
Concord Camera Corp./1/                              200           1,416
------------------------------------------------------------------------
Eastman Kodak Co.                                 19,700         559,480
------------------------------------------------------------------------
Ikon Office Solutions, Inc.                       55,200         765,624
------------------------------------------------------------------------
Xerox Corp.                                      106,100       1,202,113
                                                            ------------
                                                               2,528,633

------------------------------------------------------------------------
Transportation--1.3%
------------------------------------------------------------------------
Air Transportation--0.2%
AirTran Holdings, Inc./1/                         12,000          77,760
------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B/1/              14,600         425,444
------------------------------------------------------------------------
Offshore Logistics, Inc./1/                       16,600         275,892
------------------------------------------------------------------------
US Airways Group, Inc./1/                         26,100         135,198
                                                            ------------
                                                                 914,294

------------------------------------------------------------------------
Railroads & Truckers--0.3%
Burlington Northern Santa Fe Corp.                17,000         480,080
------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A/1/                 25,600         812,544
------------------------------------------------------------------------
RailAmerica, Inc./1/                              17,700         233,994
                                                            ------------
                                                               1,526,618

------------------------------------------------------------------------
Shipping--0.8%
Alexander & Baldwin, Inc.                          1,500          38,370
------------------------------------------------------------------------
FedEx Corp./1/                                    30,000       1,606,500
------------------------------------------------------------------------
Gulfmark Offshore, Inc./1/                         5,600         149,520
------------------------------------------------------------------------
Kirby Corp./1/                                    16,700         457,580
------------------------------------------------------------------------
OMI Corp./1/                                     121,500         419,175


                31 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Shipping Continued
Overseas Shipholding Group, Inc.                       27,500      $    559,625
--------------------------------------------------------------------------------
Stelmar Shipping Ltd./1/                               32,500           511,875
                                                                   -------------
                                                                      3,742,645

--------------------------------------------------------------------------------
Utilities--3.1%
--------------------------------------------------------------------------------
Electric Utilities--2.7%
ALLETE, Inc.                                            7,700           205,282
--------------------------------------------------------------------------------
Avista Corp.                                            6,700            91,723
--------------------------------------------------------------------------------
Black Hills Corp.                                      25,500           735,930
--------------------------------------------------------------------------------
CH Energy Group, Inc.                                  10,700           502,365
--------------------------------------------------------------------------------
Cleco Corp.                                             8,500           176,205
--------------------------------------------------------------------------------
Conectiv, Inc.                                          3,500            86,380
--------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.               7,000           286,930
--------------------------------------------------------------------------------
Dominion Resources, Inc.                               11,000           647,570
--------------------------------------------------------------------------------
DQE, Inc.                                               8,000           154,720
--------------------------------------------------------------------------------
DTE Energy Co.                                         13,900           569,900
--------------------------------------------------------------------------------
Duke Energy Corp.                                      25,000           871,750
--------------------------------------------------------------------------------
El Paso Electric Co./1/                                56,100           788,205
--------------------------------------------------------------------------------
Energen Corp.                                          10,200           233,580
--------------------------------------------------------------------------------
Entergy Corp.                                          15,000           617,700
--------------------------------------------------------------------------------
Exelon Corp.                                           30,000         1,477,200
--------------------------------------------------------------------------------
FirstEnergy Corp.                                      35,000         1,302,000
--------------------------------------------------------------------------------
FPL Group, Inc.                                         2,000           107,220
--------------------------------------------------------------------------------
New Jersey Resources Corp.                              3,900           176,943
--------------------------------------------------------------------------------
NRG Energy, Inc./1/                                    15,000           167,850
--------------------------------------------------------------------------------
PNM Resources, Inc.                                    16,600           448,366
--------------------------------------------------------------------------------
PPL Corp.                                              12,000           404,400
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                  13,000           547,040
--------------------------------------------------------------------------------
Southern Co.                                            5,000           123,250
--------------------------------------------------------------------------------
Teco Energy, Inc.                                       6,300           152,271
--------------------------------------------------------------------------------
TXU Corp.                                              28,000         1,364,160
--------------------------------------------------------------------------------
UniSource Energy Corp.                                 37,500           689,250
                                                                   -------------
                                                                     12,928,190

--------------------------------------------------------------------------------
Gas Utilities--0.4%
Cascade Natural Gas Corp.                               6,000           116,400
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    11,300           584,210
--------------------------------------------------------------------------------
Southwestern Energy Co./1/                             24,400           280,600
--------------------------------------------------------------------------------
UGI Corp.                                              15,600           442,884
--------------------------------------------------------------------------------
Western Gas Resources, Inc.                            20,400           624,240
                                                                   -------------
                                                                      2,048,334
                                                                   -------------
Total Common Stocks (Cost $434,167,349)                             460,671,062


                32 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                                                                    Market Value
                                                                                        Shares        See Note 1
==================================================================================================================
Preferred Stocks--0.0%
Astronics Corp., Cl. B (Cost $24,794)                                                    1,850     $      19,795

                                                                                     Principal
                                                                                        Amount
==================================================================================================================
Repurchase Agreements - 6.1%

Repurchase agreement with Banc One Capital Markets, Inc.,
1.85%, dated 1/31/02, to be repurchased at $28,865,483 on 2/1/02, collateralized by U.S. Treasury Bonds, 7.50%-10.375%, 11/15/12-11/15/16,
with a value of $8,883,531, U.S. Treasury Nts., 5.50%-7%, 4/30/02-7/15/06,
with a value of $16,388,992 and U.S. Treasury Bills, 4/18/02, with a value
of $4,200,478 (Cost $28,864,000)                                                  $ 28,864,000        28,864,000
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $463,056,143)                                          103.5%      489,554,857
------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                     (3.5)      (16,452,906)
                                                                                  --------------------------------
Net Assets                                                                               100.0%    $ 473,101,951
                                                                                  ================================


Footnote to Statement of Investments

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

                33 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2002
================================================================================================
Assets
Investments, at value (cost $463,056,143)--see accompanying statement              $ 489,554,857
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                      10,413,717
Shares of beneficial interest sold                                                     6,070,426
Interest and dividends                                                                   116,860
Other                                                                                     75,253
                                                                                  --------------
Total assets                                                                         506,231,113


================================================================================================
Liabilities

Bank overdraft                                                                            12,660
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 32,624,635
Shares of beneficial interest redeemed                                                   328,623
Distribution and service plan fees                                                        92,221
Transfer and shareholder servicing agent fees                                              7,592
Trustees' compensation                                                                       517
Other                                                                                     62,914
                                                                                  --------------
Total liabilities                                                                     33,129,162

================================================================================================
Net Assets                                                                         $ 473,101,951
                                                                                  ==============

================================================================================================
Composition of Net Assets
Paid-in capital                                                                    $ 454,058,559
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (1,105,390)
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                         (6,349,932)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities denominated in foreign currencies               26,498,714
                                                                                  --------------
Net Assets                                                                         $ 473,101,951
                                                                                  ==============


                34 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$254,641,275 and 23,983,443 shares of beneficial interest outstanding)                   $10.62
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                              $11.27
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,208,910
and 11,050,231 shares of beneficial interest outstanding)                                $10.52
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,068,156
and 9,422,379 shares of beneficial interest outstanding)                                 $10.51
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,144,546
and 108,123 shares of beneficial interest outstanding)                                   $10.59
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $2,039,064 and 191,584 shares of beneficial interest outstanding)          $10.64


See accompanying Notes to Financial Statements.

                 35 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2002
===========================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $2,919)                          $ 1,425,383
-------------------------------------------------------------------------------------------
Interest                                                                            168,871
                                                                                -----------
Total income                                                                      1,594,254

===========================================================================================
Expenses

Management fees                                                                   1,240,999
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                             258,103
Class B                                                                             382,585
Class C                                                                             317,547
Class N                                                                                 536
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                             175,675
Class B                                                                              70,988
Class C                                                                              58,875
Class N                                                                                 207
Class Y                                                                               2,267
-------------------------------------------------------------------------------------------
Registration and filing fees                                                        154,698
-------------------------------------------------------------------------------------------
Shareholder reports                                                                  25,871
-------------------------------------------------------------------------------------------
Trustees' compensation                                                                3,117
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           1,478
-------------------------------------------------------------------------------------------
Other                                                                                 8,957
                                                                                -----------
Total expenses                                                                    2,701,903
Less voluntary waiver of transfer and shareholder servicing agent fees-Class Y         (779)
Less reduction to custodian expenses                                                 (1,478)
                                                                                -----------
Net expenses                                                                      2,699,646

===========================================================================================
Net Investment Loss                                                              (1,105,392)

===========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                      (3,959,868)
Foreign currency transactions                                                       (27,624)
                                                                                -----------
Net realized gain (loss)                                                         (3,987,492)

-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                      16,094,322
Translation of assets and liabilities donominated in foreign currencies            (139,586)
                                                                                -----------
Net change                                                                       15,954,736
                                                                                -----------
Net realized and unrealized gain (loss)                                          11,967,244

===========================================================================================
Net Increase in Net Assets Resulting from Operations                            $10,861,852
                                                                                ===========

See accompanying Notes to Financial Statements.


                36 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Six Months Ended
                                                                          January 31, 2002       Period Ended
                                                                               (Unaudited)      July 31, 2001/1/
===================================================================================================================
Operations

Net investment gain (loss)                                                  $  (1,105,392)       $     (327,717)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (3,987,492)           (2,362,045)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           15,954,736            10,543,978
                                                                            ---------------------------------------
Net increase (decrease) in net assets resulting from operations                10,861,852             7,854,216

===================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                                --               (14,282)
Class B                                                                                --                    --
Class C                                                                                --                    --
Class N                                                                                --                    --
Class Y                                                                                --                    (1)

===================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                       129,639,077           114,896,558
Class B                                                                        62,074,345            49,543,104
Class C                                                                        53,183,741            41,837,323
Class N                                                                         1,141,180                 7,830
Class Y                                                                         1,974,008                    --

===================================================================================================================
Net Assets

Total increase                                                                258,874,203           214,124,748
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                           214,227,748               103,000/2/
                                                                            ---------------------------------------
End of period [including accumulated net investment income
(loss) of $(1,105,390) and $2, respectively]                                $ 473,101,951        $  214,227,748
                                                                            =======================================

1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at September 8, 2000.

See accompanying Notes to Financial Statements.


                 37 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

FINANCIAL HIGHLIGHTS

                                                                        Six Months            Period
                                                                             Ended             Ended
                                                                  January 31, 2002          July 31,
Class A                                                                (Unaudited)            2001/1/
==========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                      $  10.47          $  10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                           (.02)               --/2/
Net realized and unrealized gain (loss)                                        .17               .48
                                                                           -------------------------------
Total income (loss)
from investment operations                                                     .15               .48
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            --              (.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  10.62          $  10.47
                                                                          ================================

==========================================================================================================
Total Return, at Net Asset Value/3/                                           1.43%             4.76%

==========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                  $254,641          $119,194
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $188,603          $ 48,406
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment loss                                                          (0.35)%           (0.11)%
Expenses                                                                      1.31%             1.33%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                                 N/A               N/A
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         76%               92%


1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 38 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

                                                          Six Months       Period
                                                               Ended        Ended
                                                    January 31, 2002     July 31,
Class B                                                  (Unaudited)      2001/1/
=================================================================================
Per Share Operating Data

Net asset value, beginning of period                       $   10.40     $  10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                             (.03)        (.03)
Net realized and unrealized gain (loss)                          .15          .43
                                                           ----------------------
Total income (loss) from
investment operations                                            .12          .40
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --           --
---------------------------------------------------------------------------------
Net asset value, end of period                             $   10.52     $  10.40
                                                           ======================

=================================================================================
Total Return, at Net Asset Value/2/                             1.15%        4.00%

=================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                   $ 116,209     $ 51,412
---------------------------------------------------------------------------------
Average net assets (in thousands)                          $  76,245     $ 17,362
---------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment loss                                            (1.09)%      (0.99)%

Expenses                                                        2.04%        2.15%

Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                   N/A          N/A
---------------------------------------------------------------------------------
Portfolio turnover rate                                           76%          92%


1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or incep- tion of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


See accompanying Notes to Financial Statements.


                39 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

FINANCIAL HIGHLIGHTS Continued

                                                                    Six Months             Period
                                                                         Ended              Ended
                                                              January 31, 2002           July 31,
Class C                                                            (Unaudited)            2001/1/
===================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                   $ 10.40           $  10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                       (.03)              (.03)
Net realized and unrealized gain (loss)                                    .14                .43
                                                                       ----------------------------
Total income (loss) from investment operations                             .11                .40
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        --                 --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 10.51           $  10.40
                                                                       ============================

===================================================================================================
Total Return, at Net Asset Value/2/                                       1.06%              4.00%

===================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                               $99,068           $ 43,613
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $63,292           $ 16,456
---------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment loss                                                      (1.09)%            (0.98)%
Expenses                                                                  2.04%              2.15%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                             N/A                N/A
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     76%                92%

1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or incep- tion of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                40 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

                                                               Six Months|            Period|
                                                                    Ended|             Ended|
                                                         January 31, 2002|          July 31,|
Class N                                                       (Unaudited)|           2001/1/|
===============================================================================================
Per Share Operating Data

Net asset value, beginning of period                               $ 10.45             $ 9.84
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                   (.02)              (.01)
Net realized and unrealized gain (loss)                                .16                .62
                                                                   ----------------------------
Total income (loss) from investment operations                         .14                .61
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --                 --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.59             $10.45
------------------------------                                     ============================

===============================================================================================
Total Return, at Net Asset Value/2/                                   1.34%              6.20%

===============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                           $ 1,145             $    8
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $   219             $    3
-----------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment loss                                                  (0.87)%            (0.64)%
Expenses                                                              1.54%              1.57%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                         N/A                N/A
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 76%                92%


1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                41 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

FINANCIAL HIGHLIGHTS Continued

                                                            Six Months         Period
                                                                 Ended          Ended
                                                      January 31, 2002       July 31,
Class Y                                                    (Unaudited)          2001/1/
=======================================================================================
Per Share Operating Data

Net asset value, beginning of period                           $ 10.48        $ 10.00
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.04)           .02
Net realized and unrealized gain (loss)                            .20            .47
                                                               ----------------------
Total income (loss) from investment operations                     .16            .49
-------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           (.01)
-------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.64        $ 10.48
                                                               ======================

=====================================================================================
Total Return, at Net Asset Value/2/                               1.53%          4.94%

=====================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                       $ 2,039        $     1
-------------------------------------------------------------------------------------
Average net assets (in thousands)                              $ 1,282        $     1
-------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income (loss)                                     (0.14)%         0.35%

Expenses                                                          1.21%          1.01%

Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                    1.09%           N/A
-------------------------------------------------------------------------------------
Portfolio turnover rate                                             76%            92%

1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                42 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

NOTES TO FINANCIAL STATEMENTS Unaudited

================================================================================
1. Significant Accounting Policies

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                 43 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $6,338,149. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

     As of July 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                Expiring
                ----------------------------------
                2009                       $66,509

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

                 44 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                    |
                    |

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                45 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended January 31, 2002       Period Ended July 31, 2001/1/
                                        Shares             Amount           Shares             Amount
------------------------------------------------------------------------------------------------------
Class A
Sold                                15,447,716      $ 157,877,507       12,925,146      $ 129,750,705
Dividends and/or
distributions reinvested                    --                 --              885              8,116
Redeemed                            (2,851,790)       (28,238,430)      (1,548,514)       (14,862,263)
                                   -------------------------------------------------------------------
Net increase (decrease)             12,595,926      $ 129,639,077       11,377,517      $ 114,896,558
                                   ===================================================================

------------------------------------------------------------------------------------------------------
Class B
Sold                                 6,978,212      $  70,726,752        5,299,605      $  53,126,833
Dividends and/or
distributions reinvested                    --                 --               --                 --
Redeemed                              (869,345)        (8,652,407)        (358,341)        (3,583,729)
                                   -------------------------------------------------------------------
Net increase (decrease)              6,108,867      $  62,074,345        4,941,264      $  49,543,104
                                   ===================================================================

------------------------------------------------------------------------------------------------------
Class C
Sold                                 5,608,659      $  56,915,535        4,345,095      $  43,334,913
Dividends and/or
distributions reinvested                    --                 --               --                 --
Redeemed                              (378,906)        (3,731,794)        (152,569)        (1,497,590)
                                   -------------------------------------------------------------------
Net increase (decrease)              5,229,753      $  53,183,741        4,192,526      $  41,837,323
                                   ===================================================================

------------------------------------------------------------------------------------------------------
Class N
Sold                                   107,541      $   1,143,046              763      $       7,830
Dividends and/or
distributions reinvested                    --                 --               --                 --
Redeemed                                  (181)            (1,866)              --                 --
                                   -------------------------------------------------------------------
Net increase (decrease)                107,360      $   1,141,180              763      $       7,830
                                   ===================================================================

------------------------------------------------------------------------------------------------------
Class Y
Sold                                   199,890      $   2,059,329               --      $          --
Dividends and/or
distributions reinvested                    --                 --               --                 --
Redeemed                                (8,406)           (85,321)              --                 --
                                   -------------------------------------------------------------------
Net increase (decrease)                191,484      $   1,974,008               --      $          --
                                   ===================================================================

1. For the period from September 25, 2000 (inception of offering) to July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.

                46 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $488,685,189 and $242,719,444, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.75%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate            Class A        Concessions        Concessions        Concessions       Concessions
                            Front-End          Front-End         on Class A         on Class B         on Class C        on Class N
                        Sales Charges      Sales Charges             Shares             Shares             Shares            Shares
                           on Class A        Retained by        Advanced by        Advanced by        Advanced by       Advanced by
Six Months Ended               Shares        Distributor     Distributor/1/     Distributor/1/     Distributor/1/    Distributor/1/
-----------------------------------------------------------------------------------------------------------------------------------
January 31, 2002             $904,250           $238,254            $48,514         $1,394,614           $303,786           $11,413

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                              Class A            Class B            Class C            Class N
                           Contingent         Contingent         Contingent         Contingent
                             Deferred           Deferred           Deferred           Deferred
                        Sales Charges      Sales Charges      Sales Charges      Sales Charges
                          Retained by        Retained by        Retained by        Retained by
Six Months Ended          Distributor        Distributor        Distributor        Distributor
----------------------------------------------------------------------------------------------
January 31, 2002               $3,914            $47,507             $5,230                $16

                47 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $258,103, all of which were paid by the Distributor to recipients, and included $6,880 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                48 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Distribution fees paid to the Distributor for the six months ended January 31, 2002 were as follows:

                                                                            Distributor's
                                                           Distributor's        Aggregate
                                                               Aggregate     Unreimbursed
                                                            Unreimbursed    Expenses as %
                   Total Payments       Amount Retained         Expenses    of Net Assets
                       Under Plan        by Distributor       Under Plan         of Class
-------------------------------------------------------------------------------------------
Class B Plan            $ 382,585             $ 334,658      $ 2,412,416             2.08%
Class C Plan              317,547               151,089          700,618             0.71
Class N Plan                  536                   401            6,018             0.53

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.

                49 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND

=============================================================================================
Officers and Trustees         James C. Swain, Trustee, CEO and Chairman of the Board
                              John V. Murphy, President and Trustee
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              F. William Marshall, Jr., Trustee
                              Charles Albers, Vice President
                              Nikolaos Monoyios, Vice President
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary

=============================================================================================
Investment Advisor            OppenheimerFunds, Inc.

=============================================================================================
Distributor                   OppenheimerFunds Distributor, Inc.

=============================================================================================
Transfer and Shareholder      OppenheimerFunds Services
Servicing Agent

=============================================================================================
Custodian of                  The Bank of New York
Portfolio Securities

=============================================================================================
Independent Auditors          Deloitte & Touche LLP

=============================================================================================
Legal Counsel                 Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                              Oppenheimer funds are distributed by
                              OppenheimerFunds Distributor, Inc. 498 Seventh
                              Avenue, New York, NY, 10018

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                50 | OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND
                   |
                   |

OPPENHEIMERFUNDS FAMILY

Global Equity         Developing Markets Fund                     Global Fund
                      International Small Company Fund            Quest Global Value Fund
                      Europe Fund                                 Global Growth & Income Fund
                      International Growth Fund
--------------------------------------------------------------------------------------------------------------
Equity                Stock                                       Stock & Bond
                      Emerging Technologies Fund                  Quest Opportunity Value Fund
                      Emerging Growth Fund                        Total Return Fund
                      Enterprise Fund                             Quest Balanced Value Fund
                      Discovery Fund                              Capital Income Fund
                      Main Street(R) Small Cap Fund               Multiple Strategies Fund
                      Small Cap Value Fund                        Disciplined Allocation Fund
                      MidCap Fund                                 Convertible Securities Fund
                      Main Street(R) Opportunity Fund             Specialty
                      Growth Fund                                 Real Asset Fund(R)
                      Capital Appreciation Fund                   Gold & Special Minerals Fund
                      Main Street(R) Growth & Income Fund         Tremont Market Neutral Fund, LLC/2/
                      Value Fund                                  Tremont Opportunity Fund, LLC/2/
                      Quest Capital Value Fund
                      Quest Value Fund
                      Trinity Large Cap Growth Fund/1/
                      Trinity Core Fund
                      Trinity Value Fund
--------------------------------------------------------------------------------------------------------------
Income                Taxable                                     Municipal
                      International Bond Fund                     California Municipal Fund/5/
                      High Yield Fund                             New Jersey Municipal Fund/5/
                      Champion Income Fund                        New York Municipal Fund/5/
                      Strategic Income Fund                       Pennsylvania Municipal Fund/5/
                      Bond Fund                                   Municipal Bond Fund
                      Senior Floating Rate Fund                   Intermediate Municipal Fund
                      U.S. Government Trust
                      Limited-Term Government Fund
                      Capital Preservation Fund/3/
                      Rochester Division
                      Rochester National Municipals/4/
                      Rochester Fund Municipals
                      Limited Term New York Municipal Fund
--------------------------------------------------------------------------------------------------------------
Select Managers       Stock                                       Stock & Bond
                      Mercury Advisors Focus Growth Fund          QM Active Balanced Fund/3/
                      Gartmore Millennium Growth Fund II
                      Jennison Growth Fund
                      Salomon Brothers Capital Fund
                      Mercury Advisors S&P 500(R) Index Fund/3/
--------------------------------------------------------------------------------------------------------------
Money Market/6/       Money Market Fund                           Cash Reserves


1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
3. Available only through qualified retirement plans.
4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
5. Available to investors only in certain states.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although these funds may seek to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in these funds.

                           51 | OPPENHEIMER FUND NAME
                              |
                              |

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
Ticker Symbols Class A: OMSOX Class B: OMOBX Class C: OMSCX
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--------------------------------------------------------------------------------




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